UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCK - 56.17%

AMUSEMENT & RECREATION SERVICES - 0.10%
           1,863   HARRAH'S ENTERTAINMENT INCORPORATED<<                                                         $          98,702
           5,736   INTERNATIONAL GAME TECHNOLOGY                                                                           206,209

                                                                                                                           304,911
                                                                                                                 -----------------

APPAREL & ACCESSORY STORES - 0.27%
          15,042   GAP INCORPORATED                                                                                        281,285
           5,687   KOHL'S CORPORATION+                                                                                     274,057
           7,865   LIMITED BRANDS                                                                                          175,311
           2,337   NORDSTROM INCORPORATED                                                                                   89,367

                                                                                                                           820,020
                                                                                                                 -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.08%
           2,075   JONES APPAREL GROUP INCORPORATED                                                                         74,285
           1,792   LIZ CLAIBORNE INCORPORATED                                                                               67,594
           1,835   VF CORPORATION                                                                                           90,741

                                                                                                                           232,620
                                                                                                                 -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
           4,437   AUTONATION INCORPORATED+<<                                                                               75,784
           1,383   AUTOZONE INCORPORATED+<<                                                                                106,837

                                                                                                                           182,621
                                                                                                                 -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
           1,071   RYDER SYSTEM INCORPORATED                                                                                50,380
                                                                                                                 -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.10%
           2,056   CENTEX CORPORATION                                                                                      103,746
             770   KB HOME                                                                                                  65,057
           2,112   PULTE HOMES INCORPORATED                                                                                129,613

                                                                                                                           298,416
                                                                                                                 -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.73%
          36,542   HOME DEPOT INCORPORATED                                                                               1,432,446
          12,976   LOWE'S COMPANIES INCORPORATED                                                                           705,246
           2,369   SHERWIN-WILLIAMS COMPANY                                                                                104,141

                                                                                                                         2,241,833
                                                                                                                 -----------------

BUSINESS SERVICES - 4.09%
           3,991   ADOBE SYSTEMS INCORPORATED                                                                              197,435
           2,130   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                    118,577
           1,889   AUTODESK INCORPORATED                                                                                    91,862
           9,723   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  401,754
           3,713   BMC SOFTWARE INCORPORATED+                                                                               58,702
          17,571   CENDANT CORPORATION                                                                                     379,534
           2,815   CITRIX SYSTEMS INCORPORATED+                                                                             49,319
           9,742   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                        256,215
           3,141   COMPUTER SCIENCES CORPORATION+                                                                          147,941
           6,427   COMPUWARE CORPORATION+                                                                                   33,099
           2,372   CONVERGYS CORPORATION+                                                                                   31,856
             832   DELUXE CORPORATION                                                                                       34,129
          11,002   eBAY INCORPORATED+                                                                                    1,011,524
           5,054   ELECTRONIC ARTS INCORPORATED+<<                                                                         232,433

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           8,527   ELECTRONIC DATA SYSTEMS CORPORATION                                                           $         165,339
           2,267   EQUIFAX INCORPORATED                                                                                     59,758
          14,272   FIRST DATA CORPORATION                                                                                  620,832
           3,250   FISERV INCORPORATED+                                                                                    113,295
           3,892   IMS HEALTH INCORPORATED                                                                                  93,097
           7,026   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           74,405
           3,188   INTUIT INCORPORATED+                                                                                    144,735
           1,550   MERCURY INTERACTIVE CORPORATION+<<                                                                       54,064
         180,971   MICROSOFT CORPORATION                                                                                 5,003,848
           1,974   MONSTER WORLDWIDE INCORPORATED+                                                                          48,639
           1,567   NCR CORPORATION+                                                                                         77,708
           6,436   NOVELL INCORPORATED+                                                                                     40,611
           3,116   OMNICOM GROUP INCORPORATED                                                                              227,655
          86,065   ORACLE CORPORATION+                                                                                     970,813
           4,479   PARAMETRIC TECHNOLOGY CORPORATION+                                                                       23,649
           6,106   PEOPLESOFT INCORPORATED+                                                                                121,204
           2,867   ROBERT HALF INTERNATIONAL INCORPORATED                                                                   73,883
           8,413   SIEBEL SYSTEMS INCORPORATED+                                                                             63,434
          55,361   SUN MICROSYSTEMS INCORPORATED+                                                                          223,658
           4,800   SUNGARD DATA SYSTEMS INCORPORATED+                                                                      114,096
           5,245   SYMANTEC CORPORATION+<<                                                                                 287,846
           5,573   UNISYS CORPORATION+                                                                                      57,513
           7,204   VERITAS SOFTWARE CORPORATION+                                                                           128,231
          22,646   YAHOO! INCORPORATED+<<                                                                                  767,926

                                                                                                                        12,600,619
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 6.04%
          25,984   ABBOTT LABORATORIES                                                                                   1,100,682
           3,783   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   205,720
           1,509   ALBERTO-CULVER COMPANY CLASS B                                                                           65,611
          21,072   AMGEN INCORPORATED+                                                                                   1,194,361
           1,838   AVERY DENNISON CORPORATION                                                                              120,904
           7,870   AVON PRODUCTS INCORPORATED                                                                              343,762
          32,376   BRISTOL-MYERS SQUIBB COMPANY                                                                            766,340
           3,124   CHIRON CORPORATION+<<                                                                                   138,081
           3,546   CLOROX COMPANY                                                                                          189,002
           8,839   COLGATE PALMOLIVE COMPANY                                                                               399,346
          15,636   DOW CHEMICAL COMPANY                                                                                    706,434
          16,609   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     710,865
           1,295   EASTMAN CHEMICAL COMPANY                                                                                 61,577
           4,285   ECOLAB INCORPORATED                                                                                     134,720
          18,817   ELI LILLY & COMPANY                                                                                   1,129,961
           6,163   FOREST LABORATORIES INCORPORATED+                                                                       277,212
           3,794   GENZYME CORPORATION+<<                                                                                  206,432
           7,166   GILEAD SCIENCES INCORPORATED+<<                                                                         267,865
          16,675   GILLETTE COMPANY                                                                                        696,014
             845   GREAT LAKES CHEMICAL CORPORATION                                                                         21,632
           2,597   HOSPIRA INCORPORATED+                                                                                    79,468
           1,568   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          59,898
           4,020   KING PHARMACEUTICALS INCORPORATED+                                                                       47,999
           4,148   MEDIMMUNE INCORPORATED+                                                                                  98,308
          36,929   MERCK & COMPANY INCORPORATED                                                                          1,218,657
           4,444   MONSANTO COMPANY                                                                                        161,850
           4,472   MYLAN LABORATORIES INCORPORATED                                                                          80,496
         125,679   PFIZER INCORPORATED                                                                                   3,845,777
           2,858   PPG INDUSTRIES INCORPORATED                                                                             175,138
           5,408   PRAXAIR INCORPORATED                                                                                    231,138
          42,314   PROCTER & GAMBLE COMPANY                                                                              2,290,034
           3,734   ROHM & HAAS COMPANY                                                                                     160,450
          24,507   SCHERING-PLOUGH CORPORATION                                                                             467,103

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,150   SIGMA-ALDRICH CORPORATION                                                                     $          66,700
           1,821   WATSON PHARMACEUTICALS INCORPORATED+                                                                     53,647
          22,200   WYETH                                                                                                   830,280

                                                                                                                        18,603,464
                                                                                                                 -----------------

COMMUNICATIONS - 2.58%
           5,130   ALLTEL CORPORATION<<                                                                                    281,688
          13,227   AT&T CORPORATION                                                                                        189,411
          45,432   AT&T WIRELESS SERVICES INCORPORATED+                                                                    671,485
           7,534   AVAYA INCORPORATED+                                                                                     105,024
          30,471   BELLSOUTH CORPORATION                                                                                   826,374
           2,247   CENTURYTEL INCORPORATED                                                                                  76,937
           9,820   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               306,089
          37,198   COMCAST CORPORATION CLASS A+                                                                          1,050,472
          18,534   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<                                                           441,851
          30,211   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                        100,603
          55,154   SBC COMMUNICATIONS INCORPORATED                                                                       1,431,246
          24,177   SPRINT CORPORATION-FON GROUP                                                                            486,683
           5,368   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                        169,682
          46,080   VERIZON COMMUNICATIONS INCORPORATED                                                                   1,814,630

                                                                                                                         7,952,175
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 5.96%
           5,887   AMSOUTH BANCORPORATION<<                                                                                143,643
          67,704   BANK OF AMERICA CORPORATION                                                                           2,933,614
          12,949   BANK OF NEW YORK COMPANY INCORPORATED                                                                   377,722
           9,228   BB&T CORPORATION                                                                                        366,259
          86,223   CITIGROUP INCORPORATED                                                                                3,804,159
           2,852   COMERICA INCORPORATED                                                                                   169,266
           9,486   FIFTH THIRD BANCORP                                                                                     466,901
           2,055   FIRST HORIZON NATIONAL CORPORATION                                                                       89,105
           2,542   GOLDEN WEST FINANCIAL CORPORATION                                                                       282,035
           3,823   HUNTINGTON BANCSHARES INCORPORATED                                                                       95,231
          59,288   JP MORGAN CHASE & COMPANY                                                                             2,355,512
           6,771   KEYCORP                                                                                                 213,964
           1,948   M&T BANK CORPORATION                                                                                    186,424
           3,709   MARSHALL & ILSLEY CORPORATION<<                                                                         149,473
           7,057   MELLON FINANCIAL CORPORATION                                                                            195,408
          11,031   NATIONAL CITY CORPORATION                                                                               426,017
           2,873   NORTH FORK BANCORPORATION INCORPORATED<<                                                                127,705
           3,658   NORTHERN TRUST CORPORATION                                                                              149,246
           4,699   PNC FINANCIAL SERVICES GROUP                                                                            254,216
           7,691   REGIONS FINANCIAL CORPORATION                                                                           254,265
           5,540   SOUTHTRUST CORPORATION                                                                                  230,796
           5,713   SOVEREIGN BANCORP INCORPORATED                                                                          124,658
           5,596   STATE STREET CORPORATION                                                                                239,005
           4,706   SUNTRUST BANKS INCORPORATED                                                                             331,350
           5,149   SYNOVUS FINANCIAL CORPORATION                                                                           134,646
          31,279   US BANCORP                                                                                              903,963
          21,794   WACHOVIA CORPORATION                                                                                  1,023,228
          14,523   WASHINGTON MUTUAL INCORPORATED                                                                          567,559
          28,107   WELLS FARGO & COMPANY++                                                                               1,676,020
           1,489   ZIONS BANCORPORATION                                                                                     90,889

                                                                                                                        18,362,279
                                                                                                                 -----------------

EATING & DRINKING PLACES - 0.29%
           2,626   DARDEN RESTAURANTS INCORPORATED                                                                          61,238
          20,909   MCDONALD'S CORPORATION                                                                                  586,079

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
EATING & DRINKING PLACES (continued)
           1,890   WENDY'S INTERNATIONAL INCORPORATED                                                            $          63,504
           4,836   YUM! BRANDS INCORPORATED                                                                                196,632

                                                                                                                           907,453
                                                                                                                 -----------------

EDUCATIONAL SERVICES - 0.08%
           3,210   APOLLO GROUP INCORPORATED CLASS A+                                                                      235,518
                                                                                                                 -----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.85%
          10,759   AES CORPORATION+                                                                                        107,482
           2,115   ALLEGHENY ENERGY INCORPORATED+<<                                                                         33,755
           5,296   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                  46,870
           3,233   AMEREN CORPORATION                                                                                      149,203
           6,585   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            210,457
           7,387   CALPINE CORPORATION+<<                                                                                   21,422
           5,118   CENTERPOINT ENERGY INCORPORATED<<                                                                        53,023
           3,005   CINERGY CORPORATION<<                                                                                   118,998
           5,518   CITIZENS COMMUNICATIONS COMPANY<<                                                                        73,886
           2,684   CMS ENERGY CORPORATION+<<                                                                                25,552
           4,018   CONSOLIDATED EDISON INCORPORATED                                                                        168,917
           2,920   CONSTELLATION ENERGY GROUP INCORPORATED                                                                 116,333
           5,496   DOMINION RESOURCES INCORPORATED                                                                         358,614
           2,891   DTE ENERGY COMPANY                                                                                      121,971
          15,609   DUKE ENERGY CORPORATION<<                                                                               357,290
           6,317   DYNEGY INCORPORATED CLASS A+<<                                                                           31,522
           5,422   EDISON INTERNATIONAL                                                                                    143,737
          10,669   EL PASO CORPORATION                                                                                      98,048
           3,776   ENTERGY CORPORATION                                                                                     228,863
          10,987   EXELON CORPORATION                                                                                      403,113
           5,489   FIRSTENERGY CORPORATION                                                                                 225,488
           3,083   FPL GROUP INCORPORATED                                                                                  210,631
           2,666   KEYSPAN CORPORATION                                                                                     104,507
           2,056   KINDER MORGAN INCORPORATED<<                                                                            129,158
             733   NICOR INCORPORATED                                                                                       26,901
           4,385   NISOURCE INCORPORATED                                                                                    92,129
             626   PEOPLES ENERGY CORPORATION                                                                               26,092
           6,672   PG&E CORPORATION+<<                                                                                     202,829
           1,519   PINNACLE WEST CAPITAL CORPORATION                                                                        63,039
           3,144   PPL CORPORATION                                                                                         148,334
           4,107   PROGRESS ENERGY INCORPORATED<<                                                                          173,890
           3,948   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            168,185
           3,858   SEMPRA ENERGY                                                                                           139,621
          12,286   SOUTHERN COMPANY                                                                                        368,334
           3,308   TECO ENERGY INCORPORATED<<                                                                               44,757
           4,940   TXU CORPORATION                                                                                         236,725
           9,651   WASTE MANAGEMENT INCORPORATED                                                                           263,858
           8,694   WILLIAMS COMPANIES INCORPORATED<<                                                                       105,197
           6,654   XCEL ENERGY INCORPORATED                                                                                115,247

                                                                                                                         5,713,978
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.31%
          13,463   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                   24,368
           5,907   ADVANCED MICRO DEVICES INCORPORATED+                                                                     76,791
           6,187   ALTERA CORPORATION+                                                                                     121,080
           3,335   AMERICAN POWER CONVERSION CORPORATION                                                                    57,996
           6,297   ANALOG DEVICES INCORPORATED                                                                             244,198
           2,676   ANDREW CORPORATION+<<                                                                                    32,754
           5,212   APPLIED MICRO CIRCUITS CORPORATION+                                                                      16,314
           5,361   BROADCOM CORPORATION CLASS A+<<                                                                         146,302
           9,473   CIENA CORPORATION+                                                                                       18,756

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           3,256   COMVERSE TECHNOLOGY INCORPORATED+                                                             $          61,310
           1,576   COOPER INDUSTRIES LIMITED CLASS A                                                                        92,984
           6,993   EMERSON ELECTRIC COMPANY                                                                                432,797
         175,737   GENERAL ELECTRIC COMPANY                                                                              5,901,248
         106,775   INTEL CORPORATION                                                                                     2,141,906
          27,882   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           2,390,603
           3,344   JABIL CIRCUIT INCORPORATED+<<                                                                            76,912
          23,970   JDS UNIPHASE CORPORATION+                                                                                80,779
           3,268   KLA-TENCOR CORPORATION+<<                                                                               135,557
           5,118   LINEAR TECHNOLOGY CORPORATION                                                                           185,476
           6,406   LSI LOGIC CORPORATION+<<                                                                                 27,610
          71,729   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                     227,381
           5,405   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  228,577
           1,313   MAYTAG CORPORATION<<                                                                                     24,120
          10,177   MICRON TECHNOLOGY INCORPORATED+<<                                                                       122,429
           3,156   MOLEX INCORPORATED                                                                                       94,112
          39,323   MOTOROLA INCORPORATED                                                                                   709,387
           5,960   NATIONAL SEMICONDUCTOR CORPORATION<<                                                                     92,320
           5,953   NETWORK APPLIANCE INCORPORATED+<<                                                                       136,919
           2,376   NOVELLUS SYSTEMS INCORPORATED+<<                                                                         63,178
           2,772   NVIDIA CORPORATION+<<                                                                                    40,249
           2,945   PMC-SIERRA INCORPORATED+                                                                                 25,945
           1,395   POWER-ONE INCORPORATED+                                                                                   9,040
           1,537   QLOGIC CORPORATION+                                                                                      45,511
          27,093   QUALCOMM INCORPORATED                                                                                 1,057,711
           2,946   ROCKWELL COLLINS INCORPORATED                                                                           109,414
           8,674   SANMINA-SCI CORPORATION+                                                                                 61,152
           2,549   SCIENTIFIC-ATLANTA INCORPORATED                                                                          66,070
          16,006   SOLECTRON CORPORATION+                                                                                   79,230
           6,927   TELLABS INCORPORATED+                                                                                    63,659
          28,813   TEXAS INSTRUMENTS INCORPORATED                                                                          613,141
           1,104   WHIRLPOOL CORPORATION                                                                                    66,339
           5,777   XILINX INCORPORATED                                                                                     155,979

                                                                                                                        16,357,604
                                                                                                                 -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.19%
           1,388   FLUOR CORPORATION<<                                                                                      61,794
           2,463   MOODY'S CORPORATION                                                                                     180,414
           6,293   PAYCHEX INCORPORATED                                                                                    189,734
           1,695   QUEST DIAGNOSTICS INCORPORATED                                                                          149,533

                                                                                                                           581,475
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.33%
           1,870   BALL CORPORATION                                                                                         69,994
             982   CRANE COMPANY                                                                                            28,399
           2,397   FORTUNE BRANDS INCORPORATED                                                                             177,594
           5,031   ILLINOIS TOOL WORKS INCORPORATED                                                                        468,738
           7,211   MASCO CORPORATION                                                                                       248,996
             962   SNAP-ON INCORPORATED                                                                                     26,513

                                                                                                                         1,020,234
                                                                                                                 -----------------

FINANCIAL SERVICES - 0.02%
           3,984   JANUS CAPITAL GROUP INCORPORATED<<                                                                       54,222
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 2.00%
             622   ADOLPH COORS COMPANY CLASS B                                                                             42,246
          13,332   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   665,934
          10,834   ARCHER-DANIELS-MIDLAND COMPANY                                                                          183,961

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
           6,832   CAMPBELL SOUP COMPANY                                                                         $         179,613
          40,384   COCA COLA COMPANY                                                                                     1,617,379
           7,806   COCA COLA ENTERPRISES INCORPORATED                                                                      147,533
           8,795   CONAGRA FOODS INCORPORATED                                                                              226,120
           6,328   GENERAL MILLS INCORPORATED                                                                              284,127
           1,860   HERCULES INCORPORATED+                                                                                   26,505
           4,098   HERSHEY FOODS CORPORATION                                                                               191,418
           5,816   HJ HEINZ COMPANY                                                                                        209,492
           6,881   KELLOGG COMPANY                                                                                         293,544
           2,281   MCCORMICK & COMPANY INCORPORATED                                                                         78,330
           4,233   PEPSI BOTTLING GROUP INCORPORATED                                                                       114,926
          28,196   PEPSICO INCORPORATED                                                                                  1,371,735
          13,203   SARA LEE CORPORATION                                                                                    301,821
           3,740   WM WRIGLEY JR COMPANY                                                                                   236,779

                                                                                                                         6,171,463
                                                                                                                 -----------------

FOOD STORES - 0.21%
           6,121   ALBERTSON'S INCORPORATED<<                                                                              146,475
          12,302   KROGER COMPANY+                                                                                         190,927
           6,615   STARBUCKS CORPORATION+                                                                                  300,718
           2,364   WINN-DIXIE STORES INCORPORATED<<                                                                          7,305

                                                                                                                           645,425
                                                                                                                 -----------------

FORESTRY - 0.09%
           3,985   WEYERHAEUSER COMPANY                                                                                    264,923
                                                                                                                 -----------------

FURNITURE & FIXTURES - 0.06%
           3,190   LEGGETT & PLATT INCORPORATED                                                                             89,639
           4,575   NEWELL RUBBERMAID INCORPORATED                                                                           91,683

                                                                                                                           181,322
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 0.53%
           1,917   BIG LOTS INCORPORATED+<<                                                                                 23,445
           5,466   DOLLAR GENERAL CORPORATION                                                                              110,140
           2,800   FAMILY DOLLAR STORES INCORPORATED                                                                        75,880
           2,992   FEDERATED DEPARTMENT STORES INCORPORATED                                                                135,927
           4,796   JC PENNEY COMPANY INCORPORATED                                                                          169,203
           4,850   MAY DEPARTMENT STORES COMPANY                                                                           124,305
           3,528   SEARS ROEBUCK & COMPANY<<                                                                               140,591
          15,035   TARGET CORPORATION                                                                                      680,334
           8,135   TJX COMPANIES INCORPORATED                                                                              179,295

                                                                                                                         1,639,120
                                                                                                                 -----------------

HEALTH SERVICES - 0.36%
           5,632   BIOGEN IDEC INCORPORATED+<<                                                                             344,509
           7,756   CAREMARK RX INCORPORATED+                                                                               248,735
           8,033   HCA INCORPORATED                                                                                        306,459
           4,051   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     82,762
           1,455   MANOR CARE INCORPORATED                                                                                  43,592
           7,758   TENET HEALTHCARE CORPORATION+<<                                                                          83,709

                                                                                                                         1,109,766
                                                                                                                 -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.25%
           1,575   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        54,778
           6,706   EQUITY OFFICE PROPERTIES TRUST                                                                          182,739

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           4,671   EQUITY RESIDENTIAL                                                                            $         144,801
           3,051   PLUM CREEK TIMBER COMPANY                                                                               106,877
           3,026   PROLOGIS                                                                                                106,636
           3,464   SIMON PROPERTY GROUP INCORPORATED<<                                                                     185,774

                                                                                                                           781,605
                                                                                                                 -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.20%
           5,002   BED BATH & BEYOND INCORPORATED+                                                                         185,624
           5,409   BEST BUY COMPANY INCORPORATED                                                                           293,384
           3,308   CIRCUIT CITY STORES INCORPORATED                                                                         50,745
           2,657   RADIO SHACK CORPORATION                                                                                  76,097

                                                                                                                           605,850
                                                                                                                 -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.16%
           6,407   HILTON HOTELS CORPORATION<<                                                                             120,708
           3,809   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             197,915
           3,464   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        160,799

                                                                                                                           479,422
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.59%
          13,027   3M COMPANY                                                                                            1,041,769
           3,560   AMERICAN STANDARD COMPANIES INCORPORATED+                                                               138,520
           6,456   APPLE COMPUTER INCORPORATED+                                                                            250,170
          28,266   APPLIED MATERIALS INCORPORATED+                                                                         466,106
           5,555   BAKER HUGHES INCORPORATED<<                                                                             242,865
           1,334   BLACK & DECKER CORPORATION                                                                              103,305
           5,704   CATERPILLAR INCORPORATED                                                                                458,887
         112,542   CISCO SYSTEMS INCORPORATED+                                                                           2,037,010
             737   CUMMINS INCORPORATED<<                                                                                   54,457
           4,130   DEERE & COMPANY                                                                                         266,591
          41,555   DELL INCORPORATED+                                                                                    1,479,358
           3,384   DOVER CORPORATION                                                                                       131,536
          40,024   EMC CORPORATION+                                                                                        461,877
           6,203   GATEWAY INCORPORATED+                                                                                    30,705
           2,884   INGERSOLL-RAND COMPANY CLASS A                                                                          196,025
           2,155   LEXMARK INTERNATIONAL INCORPORATED+                                                                     181,042
           2,082   PALL CORPORATION                                                                                         50,967
           1,988   PARKER HANNIFIN CORPORATION                                                                             117,014
           3,847   PITNEY BOWES INCORPORATED                                                                               169,653
           1,363   STANLEY WORKS                                                                                            57,968
           3,983   SYMBOL TECHNOLOGIES INCORPORATED                                                                         50,345

                                                                                                                         7,986,170
                                                                                                                 -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.52%
           4,727   ACE LIMITED                                                                                             189,364
           5,257   AON CORPORATION<<                                                                                       151,086
           2,652   HUMANA INCORPORATED+<<                                                                                   52,987
           2,271   JEFFERSON-PILOT CORPORATION                                                                             112,778
           8,665   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 396,510
           4,529   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    139,946
          12,485   METLIFE INCORPORATED                                                                                    482,545
           4,933   UNUMPROVIDENT CORPORATION<<                                                                              77,399

                                                                                                                         1,602,615
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS - 2.77%
           2,556   AETNA INCORPORATED<<                                                                          $         255,421
           8,441   AFLAC INCORPORATED                                                                                      330,972
          11,534   ALLSTATE CORPORATION                                                                                    553,517
           1,805   AMBAC FINANCIAL GROUP INCORPORATED                                                                      144,310
          43,365   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             2,948,386
           2,323   ANTHEM INCORPORATED+<<                                                                                  202,682
           3,179   CHUBB CORPORATION<<                                                                                     223,420
           2,289   CIGNA CORPORATION<<                                                                                     159,383
           2,801   CINCINNATI FINANCIAL CORPORATION                                                                        115,457
           4,880   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          302,218
           2,929   LINCOLN NATIONAL CORPORATION                                                                            137,663
           3,087   LOEWS CORPORATION                                                                                       180,589
           2,384   MBIA INCORPORATED<<                                                                                     138,773
           1,639   MGIC INVESTMENT CORPORATION                                                                             109,075
           5,216   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  187,620
           3,612   PROGRESSIVE CORPORATION                                                                                 306,117
           8,638   PRUDENTIAL FINANCIAL INCORPORATED                                                                       406,332
           2,095   SAFECO CORPORATION                                                                                       95,637
          11,131   ST PAUL COMPANIES INCORPORATED                                                                          367,991
           1,825   TORCHMARK CORPORATION                                                                                    97,053
          11,063   UNITEDHEALTH GROUP INCORPORATED                                                                         815,786
           2,614   WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                 274,705
           2,303   XL CAPITAL LIMITED CLASS A<<                                                                            170,399

                                                                                                                         8,523,506
                                                                                                                 -----------------

LEATHER & LEATHER PRODUCTS - 0.04%
           3,132   COACH INCORPORATED+                                                                                     132,859
                                                                                                                 -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
           4,297   GEORGIA-PACIFIC CORPORATION                                                                             154,477
           1,818   LOUISIANA-PACIFIC CORPORATION                                                                            47,177

                                                                                                                           201,654
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.81%
           8,082   AGILENT TECHNOLOGIES INCORPORATED+                                                                      174,329
           2,192   ALLERGAN INCORPORATED<<                                                                                 159,030
           3,359   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             63,384
             885   BAUSCH & LOMB INCORPORATED                                                                               58,808
          10,232   BAXTER INTERNATIONAL INCORPORATED                                                                       329,061
           4,170   BECTON DICKINSON & COMPANY                                                                              215,589
           4,227   BIOMET INCORPORATED<<                                                                                   198,162
          14,017   BOSTON SCIENTIFIC CORPORATION+                                                                          556,895
           1,744   C.R. BARD INCORPORATED                                                                                   98,763
           5,131   DANAHER CORPORATION                                                                                     263,118
           4,770   EASTMAN KODAK COMPANY<<                                                                                 153,689
           1,912   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                         111,527
           5,236   GUIDANT CORPORATION                                                                                     345,786
          20,130   MEDTRONIC INCORPORATED                                                                                1,044,747
             825   MILLIPORE CORPORATION+                                                                                   39,476
           2,132   PERKINELMER INCORPORATED                                                                                 36,713
           7,508   RAYTHEON COMPANY                                                                                        285,154
           3,068   ROCKWELL AUTOMATION INCORPORATED                                                                        118,732
           2,946   ST. JUDE MEDICAL INCORPORATED+                                                                          221,746
           6,678   STRYKER CORPORATION<<                                                                                   321,078
           1,401   TEKTRONIX INCORPORATED                                                                                   46,583
           3,231   TERADYNE INCORPORATED+<<                                                                                 43,295
           2,717   THERMO ELECTRON CORPORATION+                                                                             73,413
           1,967   WATERS CORPORATION+                                                                                      86,745
          13,966   XEROX CORPORATION+<<                                                                                    196,641

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           4,078   ZIMMER HOLDINGS INCORPORATED+                                                                 $         322,325

                                                                                                                         5,564,789
                                                                                                                 -----------------

METAL MINING - 0.19%
           2,946   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                   119,313
           7,379   NEWMONT MINING CORPORATION                                                                              335,966
           1,564   PHELPS DODGE CORPORATION<<                                                                              143,935

                                                                                                                           599,214
                                                                                                                 -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
           1,701   VULCAN MATERIALS COMPANY<<                                                                               86,666
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.72%
           2,521   EATON CORPORATION                                                                                       159,856
           2,943   HASBRO INCORPORATED                                                                                      55,328
          50,265   HEWLETT-PACKARD COMPANY                                                                                 942,469
           1,535   ITT INDUSTRIES INCORPORATED                                                                             122,785
          49,402   JOHNSON & JOHNSON                                                                                     2,782,815
           6,892   MATTEL INCORPORATED                                                                                     124,952
           2,432   TIFFANY & COMPANY                                                                                        74,760
          33,435   TYCO INTERNATIONAL LIMITED                                                                            1,025,117

                                                                                                                         5,288,082
                                                                                                                 -----------------

MISCELLANEOUS RETAIL - 1.77%
           7,675   COSTCO WHOLESALE CORPORATION                                                                            318,973
           6,647   CVS CORPORATION                                                                                         280,038
           1,390   DILLARDS INCORPORATED CLASS A                                                                            27,439
           1,291   EXPRESS SCRIPTS INCORPORATED+                                                                            84,354
           5,214   OFFICE DEPOT INCORPORATED+                                                                               78,367
           8,281   STAPLES INCORPORATED<<                                                                                  246,939
           3,561   TOYS R US INCORPORATED+<<                                                                                63,172
          70,614   WAL-MART STORES INCORPORATED                                                                          3,756,665
          17,052   WALGREEN COMPANY                                                                                        610,973

                                                                                                                         5,466,920
                                                                                                                 -----------------

MOTION PICTURES - 0.65%
          76,106   TIME WARNER INCORPORATED+                                                                             1,228,351
          34,197   WALT DISNEY COMPANY                                                                                     771,142

                                                                                                                         1,999,493
                                                                                                                 -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.46%
          18,714   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            1,420,767
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.45%
          21,102   AMERICAN EXPRESS COMPANY                                                                              1,085,909
           4,019   CAPITAL ONE FINANCIAL CORPORATION                                                                       297,004
           9,372   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                     369,163
          16,110   FANNIE MAE                                                                                            1,021,374
          11,434   FREDDIE MAC                                                                                             745,954
          21,266   MBNA CORPORATION                                                                                        535,903
           4,871   PROVIDIAN FINANCIAL CORPORATION+                                                                         75,695
           7,256   SLM CORPORATION<<                                                                                       323,618

                                                                                                                         4,454,620
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
OIL & GAS EXTRACTION - 1.11%
           4,164   ANADARKO PETROLEUM CORPORATION                                                                $         276,323
           5,426   APACHE CORPORATION                                                                                      271,897
           2,688   BJ SERVICES COMPANY                                                                                     140,878
           6,570   BURLINGTON RESOURCES INCORPORATED                                                                       268,056
           4,023   DEVON ENERGY CORPORATION                                                                                285,673
           1,961   EOG RESOURCES INCORPORATED                                                                              129,132
           7,349   HALLIBURTON COMPANY<<                                                                                   247,588
           2,513   KERR-MCGEE CORPORATION                                                                                  143,869
           2,476   NABORS INDUSTRIES LIMITED+                                                                              117,238
           2,228   NOBLE CORPORATION+                                                                                      100,149
           6,519   OCCIDENTAL PETROLEUM CORPORATION                                                                        364,608
           1,777   ROWAN COMPANIES INCORPORATED+<<                                                                          46,913
           9,828   SCHLUMBERGER LIMITED                                                                                    661,523
           5,340   TRANSOCEAN INCORPORATED+<<                                                                              191,065
           4,406   UNOCAL CORPORATION                                                                                      189,458

                                                                                                                         3,434,370
                                                                                                                 -----------------

PAPER & ALLIED PRODUCTS - 0.38%
           1,779   BEMIS COMPANY INCORPORATED                                                                               47,286
           1,465   BOISE CASCADE CORPORATION                                                                                48,755
           8,093   INTERNATIONAL PAPER COMPANY                                                                             327,038
           8,230   KIMBERLY-CLARK CORPORATION                                                                              531,576
           3,359   MEADWESTVACO CORPORATION                                                                                107,152
           2,501   PACTIV CORPORATION+                                                                                      58,148
             927   TEMPLE-INLAND INCORPORATED                                                                               62,248

                                                                                                                         1,182,203
                                                                                                                 -----------------

PERSONAL SERVICES - 0.08%
           2,849   CINTAS CORPORATION                                                                                      119,772
           2,744   H & R BLOCK INCORPORATED<<                                                                              135,608

                                                                                                                           255,380
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.85%
           1,517   AMERADA HESS CORPORATION<<                                                                              135,013
           1,182   ASHLAND INCORPORATED                                                                                     66,286
          35,455   CHEVRONTEXACO CORPORATION                                                                             1,901,806
          11,463   CONOCOPHILLIPS                                                                                          949,709
         108,281   EXXON MOBIL CORPORATION                                                                               5,233,221
           5,760   MARATHON OIL CORPORATION                                                                                237,773
           1,253   SUNOCO INCORPORATED                                                                                      92,697
           2,127   VALERO ENERGY CORPORATION                                                                               170,607

                                                                                                                         8,787,112
                                                                                                                 -----------------

PRIMARY METAL INDUSTRIES - 0.26%
          14,478   ALCOA INCORPORATED                                                                                      486,316
           1,585   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      28,926
           2,070   ENGELHARD CORPORATION                                                                                    58,684
           1,319   NUCOR CORPORATION                                                                                       120,517
           1,887   UNITED STATES STEEL CORPORATION<<                                                                        70,989
           1,453   WORTHINGTON INDUSTRIES INCORPORATED                                                                      31,022

                                                                                                                           796,454
                                                                                                                 -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.71%
           1,362   DOW JONES & COMPANY INCORPORATED                                                                         55,311
           4,429   GANNETT COMPANY INCORPORATED                                                                            370,973

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           1,288   KNIGHT-RIDDER INCORPORATED<<                                                                  $          84,300
           3,162   MCGRAW-HILL COMPANIES INCORPORATED                                                                      251,980
             836   MEREDITH CORPORATION                                                                                     42,954
           2,443   NEW YORK TIMES COMPANY CLASS A                                                                           95,521
           3,646   RR DONNELLEY & SONS COMPANY                                                                             114,193
           5,297   TRIBUNE COMPANY                                                                                         217,971
          28,876   VIACOM INCORPORATED CLASS B<<                                                                           969,078

                                                                                                                         2,202,281
                                                                                                                 -----------------

RAILROAD TRANSPORTATION - 0.26%
           6,198   BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                              237,445
           3,575   CSX CORPORATION                                                                                         118,690
           6,552   NORFOLK SOUTHERN CORPORATION                                                                            194,857
           4,314   UNION PACIFIC CORPORATION                                                                               252,800

                                                                                                                           803,792
                                                                                                                 -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.16%
           1,245   COOPER TIRE & RUBBER COMPANY                                                                             25,112
           2,918   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        31,339
           4,383   NIKE INCORPORATED CLASS B                                                                               345,380
             984   REEBOK INTERNATIONAL LIMITED                                                                             36,133
           1,397   SEALED AIR CORPORATION+<<                                                                                64,751

                                                                                                                           502,715
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.18%
           1,715   BEAR STEARNS COMPANIES INCORPORATED                                                                     164,932
          22,744   CHARLES SCHWAB CORPORATION                                                                              209,017
           6,212   E*TRADE FINANCIAL CORPORATION+                                                                           70,941
           1,804   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 51,306
           4,150   FRANKLIN RESOURCES INCORPORATED                                                                         231,404
           8,088   GOLDMAN SACHS GROUP INCORPORATED                                                                        754,125
           4,516   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   360,015
          15,636   MERRILL LYNCH & COMPANY INCORPORATED                                                                    777,422
          18,282   MORGAN STANLEY                                                                                          901,303
           2,118   T ROWE PRICE GROUP INCORPORATED                                                                         107,891

                                                                                                                         3,628,356
                                                                                                                 -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
          23,196   CORNING INCORPORATED+                                                                                   257,012
                                                                                                                 -----------------

TOBACCO PRODUCTS - 0.61%
          34,151   ALTRIA GROUP INCORPORATED                                                                             1,606,463
           2,463   REYNOLDS AMERICAN INCORPORATED<<                                                                        167,583
           2,750   UST INCORPORATED<<                                                                                      110,715

                                                                                                                         1,884,761
                                                                                                                 -----------------

TRANSPORTATION BY AIR - 0.20%
           2,090   DELTA AIR LINES INCORPORATED+<<                                                                           6,876
           5,000   FEDEX CORPORATION                                                                                       428,450
          13,152   SOUTHWEST AIRLINES COMPANY                                                                              179,130

                                                                                                                           614,456
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 1.68%
          13,972   BOEING COMPANY                                                                                          721,235

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION EQUIPMENT (continued)
           1,590   BRUNSWICK CORPORATION                                                                         $          72,758
           2,485   DANA CORPORATION                                                                                         43,960
           9,340   DELPHI CORPORATION                                                                                       86,769
          30,456   FORD MOTOR COMPANY<<                                                                                    427,907
           3,327   GENERAL DYNAMICS CORPORATION                                                                            339,687
           9,400   GENERAL MOTORS CORPORATION<<                                                                            399,312
           2,912   GENUINE PARTS COMPANY<<                                                                                 111,762
           1,976   GOODRICH CORPORATION                                                                                     61,967
           4,911   HARLEY-DAVIDSON INCORPORATED<<                                                                          291,910
          14,307   HONEYWELL INTERNATIONAL INCORPORATED                                                                    513,049
           3,166   JOHNSON CONTROLS INCORPORATED                                                                           179,860
           7,404   LOCKHEED MARTIN CORPORATION                                                                             412,995
           1,162   NAVISTAR INTERNATIONAL CORPORATION+                                                                      43,215
           5,967   NORTHROP GRUMMAN CORPORATION                                                                            318,220
           2,888   PACCAR INCORPORATED                                                                                     199,618
           2,306   TEXTRON INCORPORATED                                                                                    148,207
           8,515   UNITED TECHNOLOGIES CORPORATION                                                                         795,131

                                                                                                                         5,167,562
                                                                                                                 -----------------

TRANSPORTATION SERVICES - 0.02%
           2,284   SABRE HOLDINGS CORPORATION                                                                               56,026
                                                                                                                 -----------------

WATER TRANSPORTATION - 0.16%
          10,537   CARNIVAL CORPORATION                                                                                    498,295
                                                                                                                 -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.37%
           1,871   AMERISOURCE-BERGEN CORPORATION                                                                          100,491
           2,021   BROWN-FORMAN CORPORATION CLASS B                                                                         92,562
           7,163   CARDINAL HEALTH INCORPORATED                                                                            313,524
           4,886   MCKESSON CORPORATION                                                                                    125,326
           7,438   SAFEWAY INCORPORATED+                                                                                   143,628
           2,263   SUPERVALU INCORPORATED                                                                                   62,346
          10,642   SYSCO CORPORATION                                                                                       318,409

                                                                                                                         1,156,286
                                                                                                                 -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%
           2,156   VISTEON CORPORATION                                                                                      17,227
           1,514   W.W. GRAINGER INCORPORATED<<                                                                             87,282

                                                                                                                           104,509
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $190,407,527)                                                                                 173,057,643
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 37.35%

US TREASURY BONDS - 37.35%
$      5,031,000   US TREASURY BOND<<                                                7.50%        11/15/2024             6,711,077
       4,985,000   US TREASURY BOND<<                                                7.63         02/15/2025             6,736,759
       5,913,000   US TREASURY BOND<<                                                6.88         08/15/2025             7,422,897
       7,352,000   US TREASURY BOND<<                                                6.00         02/15/2026             8,382,140
       4,532,000   US TREASURY BOND<<                                                6.75         08/15/2026             5,628,885
       5,754,000   US TREASURY BOND<<                                                6.50         11/15/2026             6,957,846
       5,062,000   US TREASURY BOND<<                                                6.63         02/15/2027             6,208,067
       4,759,000   US TREASURY BOND<<                                                6.38         08/15/2027             5,683,474
      11,761,000   US TREASURY BOND<<                                                6.13         11/15/2027            13,653,792
       6,301,000   US TREASURY BOND<<                                                5.50         08/15/2028             6,773,329
       5,880,000   US TREASURY BOND<<                                                5.25         11/15/2028             6,115,659

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
US TREASURY BONDS (continued)
$      6,097,000   US TREASURY BOND<<                                                5.25%        02/15/2029     $       6,347,312
       5,989,000   US TREASURY BOND<<                                                6.13         08/15/2029             6,979,760
       9,541,000   US TREASURY BOND<<                                                6.25         05/15/2030            11,323,974
       9,451,000   US TREASURY BOND<<                                                5.38         02/15/2031            10,124,384

                                                                                                                       115,049,355
                                                                                                                 -----------------

TOTAL US TREASURY SECURITIES (COST $107,403,274)                                                                       115,049,355
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 43.57%
                   COLLATERAL FOR SECURITY LENDING                                                                     134,243,939

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $134,243,939)                                                            134,243,939
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 5.95%

MUTUAL FUND - 3.76%
      11,586,527   WELLS FARGO MONEY MARKET TRUST~++                                                                    11,586,527
                                                                                                                 -----------------

US TREASURY BILLS - 2.19%
         140,000   US TREASURY BILL^#                                                1.03         10/07/2004               139,968
       6,330,000   US TREASURY BILL^#                                                1.29         11/12/2004             6,318,191
         170,000   US TREASURY BILL^#                                                1.68         02/10/2005               168,842
         110,000   US TREASURY BILL^#                                                1.80         02/10/2005               109,251

                                                                                                                         6,736,252
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,325,203)                                                                        18,322,779
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $450,379,943)*                                    143.04%@                                                 $     440,673,716
                                                       -------                                                   -----------------

+   NON-INCOME EARNING SECURITIES.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,836,660.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^   ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
    MATURITY.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

#   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCK - 98.48%

BUSINESS SERVICES - 1.58%
          65,100   MICROSOFT CORPORATION                                                                         $       1,800,015
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 11.07%
          26,650   ABBOTT LABORATORIES                                                                                   1,128,894
          24,360   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 1,324,697
          48,290   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                   2,066,812
           2,525   HOSPIRA INCORPORATED+                                                                                    77,265
          29,860   MERCK & COMPANY INCORPORATED                                                                            985,380
          60,355   PFIZER INCORPORATED                                                                                   1,846,863
          47,440   PROCTER & GAMBLE COMPANY                                                                              2,567,453
          59,869   ROHM & HAAS COMPANY                                                                                   2,572,571

                                                                                                                        12,569,935
                                                                                                                 -----------------

COMMUNICATIONS - 3.41%
           2,179   AT&T CORPORATION                                                                                         31,203
          29,850   SBC COMMUNICATIONS INCORPORATED                                                                         774,607
          77,949   VERIZON COMMUNICATIONS INCORPORATED                                                                   3,069,632

                                                                                                                         3,875,442
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 13.39%
          54,520   BANK OF AMERICA CORPORATION                                                                           2,362,352
          68,815   CITIGROUP INCORPORATED                                                                                3,036,118
         103,470   JP MORGAN CHASE & COMPANY                                                                             4,110,863
         137,150   US BANCORP                                                                                            3,963,635
          37,050   WACHOVIA CORPORATION                                                                                  1,739,497

                                                                                                                        15,212,465
                                                                                                                 -----------------

EATING & DRINKING PLACES - 2.79%
         113,100   MCDONALD'S CORPORATION                                                                                3,170,193
                                                                                                                 -----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.55%
           3,420   DOMINION RESOURCES INCORPORATED                                                                         223,155
          13,522   FIRSTENERGY CORPORATION                                                                                 555,484
          16,800   FPL GROUP INCORPORATED                                                                                1,147,776
          49,330   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                        2,101,458

                                                                                                                         4,027,873
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.18%
          60,970   EMERSON ELECTRIC COMPANY                                                                              3,773,433
         129,680   GENERAL ELECTRIC COMPANY                                                                              4,354,655
          28,790   INTEL CORPORATION                                                                                       577,527
          37,190   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           3,188,671
          57,500   MOTOROLA INCORPORATED                                                                                 1,037,300
          65,450   NOKIA OYJ ADR                                                                                           897,974

                                                                                                                        13,829,560
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.60%
          55,120   FORTUNE BRANDS INCORPORATED                                                                           4,083,841
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 6.01%
          77,340   PEPSICO INCORPORATED                                                                                  3,762,591

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
         134,250   SARA LEE CORPORATION                                                                          $       3,068,955

                                                                                                                         6,831,546
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 4.51%
          73,637   MAY DEPARTMENT STORES COMPANY                                                                         1,887,316
          71,440   TARGET CORPORATION                                                                                    3,232,660

                                                                                                                         5,119,976
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.47%
          35,014   3M COMPANY                                                                                              2,800,070
                                                                                                                 -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.19%
          34,930   METLIFE INCORPORATED                                                                                  1,350,044
                                                                                                                 -----------------

INSURANCE CARRIERS - 5.55%
           8,430   AEGON NV<<                                                                                               91,044
          29,650   ALLSTATE CORPORATION                                                                                  1,422,904
          38,888   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             2,643,995
          64,950   ST PAUL COMPANIES INCORPORATED                                                                        2,147,247

                                                                                                                         6,305,190
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.90%
          17,600   BAXTER INTERNATIONAL INCORPORATED                                                                       566,016
          30,705   BECTON DICKINSON & COMPANY                                                                            1,587,448

                                                                                                                         2,153,464
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.64%
         184,200   HEWLETT-PACKARD COMPANY                                                                               3,453,750
          32,320   JOHNSON & JOHNSON                                                                                     1,820,586

                                                                                                                         5,274,336
                                                                                                                 -----------------

MOTION PICTURES - 1.30%
          65,450   WALT DISNEY COMPANY                                                                                   1,475,897
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.69%
          59,470   AMERICAN EXPRESS COMPANY                                                                              3,060,326
                                                                                                                 -----------------

PAPER & ALLIED PRODUCTS - 1.04%
          18,350   KIMBERLY-CLARK CORPORATION                                                                            1,185,227
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.95%
          29,909   BP PLC ADR                                                                                            1,720,665
          59,750   CHEVRONTEXACO CORPORATION                                                                             3,204,990
          19,900   CONOCOPHILLIPS                                                                                        1,648,715
         100,214   EXXON MOBIL CORPORATION                                                                               4,843,342
          19,760   ROYAL DUTCH PETROLEUM COMPANY                                                                         1,019,616

                                                                                                                        12,437,328
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.01%
          23,350   MORGAN STANLEY                                                                                        1,151,155
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TOBACCO PRODUCTS - 1.44%
          34,770   ALTRIA GROUP INCORPORATED                                                                     $       1,635,581
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 2.21%
          70,133   HONEYWELL INTERNATIONAL INCORPORATED                                                                  2,514,969
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $102,337,943)                                                                                 111,864,433
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 0.97%
                   COLLATERAL FOR SECURITY LENDING                                                                       1,098,824

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,098,824)                                                                1,098,824
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $103,436,767)*                                     99.45%  @                                               $     112,963,257
                                                       -------                                                   -----------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCK - 98.43%

BUSINESS SERVICES - 1.60%
          17,095   MICROSOFT CORPORATION                                                                         $         472,677
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 11.11%
           7,000   ABBOTT LABORATORIES                                                                                     296,520
           6,370   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   346,401
          12,670   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     542,276
             720   HOSPIRA INCORPORATED+                                                                                    22,032
           7,735   MERCK & COMPANY INCORPORATED                                                                            255,255
          15,640   PFIZER INCORPORATED                                                                                     478,584
          12,350   PROCTER & GAMBLE COMPANY                                                                                668,382
          15,700   ROHM & HAAS COMPANY                                                                                     674,629

                                                                                                                         3,284,079
                                                                                                                 -----------------

COMMUNICATIONS - 3.42%
             550   AT&T CORPORATION                                                                                          7,876
           7,775   SBC COMMUNICATIONS INCORPORATED                                                                         201,761
          20,310   VERIZON COMMUNICATIONS INCORPORATED                                                                     799,808

                                                                                                                         1,009,445
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 13.44%
          14,390   BANK OF AMERICA CORPORATION                                                                             623,519
          17,970   CITIGROUP INCORPORATED                                                                                  792,836
          26,895   JP MORGAN CHASE & COMPANY                                                                             1,068,538
          35,650   US BANCORP                                                                                            1,030,285
           9,710   WACHOVIA CORPORATION                                                                                    455,885

                                                                                                                         3,971,063
                                                                                                                 -----------------

EATING & DRINKING PLACES - 2.79%
          29,450   MCDONALD'S CORPORATION                                                                                  825,483
                                                                                                                 -----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.46%
             450   DOMINION RESOURCES INCORPORATED                                                                          29,362
           3,400   FIRSTENERGY CORPORATION                                                                                 139,672
           4,350   FPL GROUP INCORPORATED                                                                                  297,192
          13,050   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                          555,930

                                                                                                                         1,022,156
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.16%
          15,850   EMERSON ELECTRIC COMPANY                                                                                980,956
          33,745   GENERAL ELECTRIC COMPANY                                                                              1,133,157
           7,365   INTEL CORPORATION                                                                                       147,742
           9,655   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             827,820
          14,950   MOTOROLA INCORPORATED                                                                                   269,698
          17,060   NOKIA OYJ ADR                                                                                           234,063

                                                                                                                         3,593,436
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.60%
          14,345   FORTUNE BRANDS INCORPORATED                                                                           1,062,821
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 5.99%
          19,950   PEPSICO INCORPORATED                                                                                    970,567

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
          34,950   SARA LEE CORPORATION                                                                          $         798,957

                                                                                                                         1,769,524
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 4.49%
          19,160   MAY DEPARTMENT STORES COMPANY                                                                           491,071
          18,478   TARGET CORPORATION                                                                                      836,129

                                                                                                                         1,327,200
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.45%
           9,050   3M COMPANY                                                                                              723,729
                                                                                                                 -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.20%
           9,150   METLIFE INCORPORATED                                                                                    353,648
                                                                                                                 -----------------

INSURANCE CARRIERS - 5.55%
           2,224   AEGON NV<<                                                                                               24,019
           7,700   ALLSTATE CORPORATION                                                                                    369,523
          10,168   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               691,322
          16,760   ST PAUL COMPANIES INCORPORATED                                                                          554,086

                                                                                                                         1,638,950
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.89%
           4,600   BAXTER INTERNATIONAL INCORPORATED                                                                       147,936
           7,963   BECTON DICKINSON & COMPANY                                                                              411,687

                                                                                                                           559,623
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.60%
          47,450   HEWLETT-PACKARD COMPANY                                                                                 889,688
           8,340   JOHNSON & JOHNSON                                                                                       469,792

                                                                                                                         1,359,480
                                                                                                                 -----------------

MOTION PICTURES - 1.30%
          17,050   WALT DISNEY COMPANY                                                                                     384,478
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.69%
          15,450   AMERICAN EXPRESS COMPANY                                                                                795,057
                                                                                                                 -----------------

PAPER & ALLIED PRODUCTS - 1.11%
           5,100   KIMBERLY-CLARK CORPORATION                                                                              329,409
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.93%
           7,765   BP PLC ADR                                                                                              446,720
          15,380   CHEVRONTEXACO CORPORATION                                                                               824,983
           5,150   CONOCOPHILLIPS                                                                                          426,678
          26,204   EXXON MOBIL CORPORATION                                                                               1,266,439
           5,160   ROYAL DUTCH PETROLEUM COMPANY                                                                           266,256

                                                                                                                         3,231,076
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.00%
           5,970   MORGAN STANLEY                                                                                          294,321
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TOBACCO PRODUCTS - 1.42%
           8,950   ALTRIA GROUP INCORPORATED                                                                     $         421,008
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 2.23%
          18,350   HONEYWELL INTERNATIONAL INCORPORATED                                                                    658,031
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $26,896,583)                                                                                   29,086,694
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
REPURCHASE AGREEMENTS - 1.35%
$        400,000   GOLDMAN SACHS AND COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $400,018)                    1.68%       10/01/2004               400,000

TOTAL REPURCHASE AGREEMENTS (COST $400,000)                                                                                400,000
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 0.67%
                   COLLATERAL FOR SECURITY LENDING                                                                         198,479

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $198,479)                                                                    198,479
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,495,062)*                                     100.45%@                                                 $      29,685,173
                                                       -------                                                   -----------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCK - 98.83%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.98%
         10,140    HOME DEPOT INCORPORATED                                                                       $         397,488
         13,090    LOWE'S COMPANIES INCORPORATED                                                                           711,441

                                                                                                                         1,108,929
                                                                                                                 -----------------

BUSINESS SERVICES - 14.12%
         12,650    ADOBE SYSTEMS INCORPORATED                                                                              625,796
         16,130    EBAY INCORPORATED+                                                                                    1,482,992
         13,990    ELECTRONIC ARTS INCORPORATED+<<                                                                         643,400
         45,676    MICROSOFT CORPORATION                                                                                 1,262,942
         12,980    SYMANTEC CORPORATION+<<                                                                                 712,342
         15,530    YAHOO! INCORPORATED+<<                                                                                  526,622

                                                                                                                         5,254,094
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 13.00%
         11,900    AMGEN INCORPORATED+                                                                                     674,492
          6,650    AVON PRODUCTS INCORPORATED                                                                              290,472
          5,400    ELI LILLY & COMPANY                                                                                     324,270
         12,130    GENENTECH INCORPORATED+                                                                                 635,855
         21,120    GILEAD SCIENCES INCORPORATED+                                                                           789,466
         26,657    PFIZER INCORPORATED                                                                                     815,704
         18,660    PROCTER & GAMBLE COMPANY                                                                              1,009,879
         11,540    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                            299,463

                                                                                                                         4,839,601
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 0.00%
              1    CITIGROUP INCORPORATED                                                                                         44
                                                                                                                 -----------------

EDUCATIONAL SERVICES - 1.23%
          6,250    APOLLO GROUP INCORPORATED CLASS A+                                                                        458,562
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.90%
         25,490    GENERAL ELECTRIC COMPANY                                                                                855,954
         33,600    INTEL CORPORATION                                                                                       674,016
         13,000    LINEAR TECHNOLOGY CORPORATION                                                                           471,120
         10,680    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  451,657
          9,430    MOLEX INCORPORATED                                                                                      281,203
         33,920    QUALCOMM INCORPORATED                                                                                 1,324,237

                                                                                                                         4,058,187
                                                                                                                 -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.83%
          5,000    MOODY'S CORPORATION                                                                                     366,250
         10,460    PAYCHEX INCORPORATED                                                                                    315,369

                                                                                                                           681,619
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.12%
          8,450    ILLINOIS TOOL WORKS INCORPORATED                                                                        787,286
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 2.71%
         11,730    PEPSICO INCORPORATED                                                                                    570,664

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
           6,890   WM WRIGLEY JR COMPANY                                                                         $         436,206

                                                                                                                         1,006,870
                                                                                                                 -----------------

FOOD STORES - 2.25%
          18,410   STARBUCKS CORPORATION+                                                                                  836,919
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 1.37%
          11,240   TARGET CORPORATION                                                                                      508,610
                                                                                                                 -----------------

HEALTH SERVICES - 2.27%
           2,970   BIOGEN IDEC INCORPORATED+<<                                                                             181,675
          20,740   CAREMARK RX INCORPORATED+                                                                               665,132

                                                                                                                           846,807
                                                                                                                 -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.94%
           4,380   ALCON INCORPORATED                                                                                      351,276
                                                                                                                 -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.44%
           9,870   BEST BUY COMPANY INCORPORATED                                                                           535,349
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.61%
           9,240   3M COMPANY                                                                                              738,923
          15,040   APPLE COMPUTER INCORPORATED+                                                                            582,800
          36,057   CISCO SYSTEMS INCORPORATED+                                                                             652,632
          29,066   DELL INCORPORATED+                                                                                    1,034,749
          28,470   EMC CORPORATION+                                                                                        328,544
           6,960   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                  240,607

                                                                                                                         3,578,255
                                                                                                                 -----------------

INSURANCE CARRIERS - 4.32%
          11,566   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               786,372
           6,190   UNITEDHEALTH GROUP INCORPORATED                                                                         456,451
           3,480   WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                 365,713

                                                                                                                         1,608,536
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 11.92%
          15,820   BOSTON SCIENTIFIC CORPORATION+                                                                          628,529
          16,280   DANAHER CORPORATION                                                                                     834,839
           7,260   GUIDANT CORPORATION                                                                                     479,450
          11,180   MEDTRONIC INCORPORATED                                                                                  580,242
           9,210   ST. JUDE MEDICAL INCORPORATED+                                                                          693,237
           9,150   STRYKER CORPORATION<<                                                                                   439,932
           9,860   ZIMMER HOLDINGS INCORPORATED+                                                                           779,334

                                                                                                                         4,435,563
                                                                                                                 -----------------

METAL MINING - 0.88%
           7,170   NEWMONT MINING CORPORATION                                                                              326,450
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.95%
           6,290   JOHNSON & JOHNSON                                                                                       354,316
                                                                                                                 -----------------

MISCELLANEOUS RETAIL - 3.88%
          15,010   WAL-MART STORES INCORPORATED                                                                            798,532

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MISCELLANEOUS RETAIL (continued)
          18,060   WALGREEN COMPANY                                                                              $         647,090

                                                                                                                         1,445,622
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.07%
          14,960   AMERICAN EXPRESS COMPANY                                                                                769,842
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 1.74%
          12,908   APACHE CORPORATION                                                                                      646,820
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.51%
          17,610   SUNCOR ENERGY INCORPORATED                                                                              563,696
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.88%
           7,430   GOLDMAN SACHS GROUP INCORPORATED                                                                        692,773
           7,430   T ROWE PRICE GROUP INCORPORATED                                                                         378,484

                                                                                                                         1,071,257
                                                                                                                 -----------------

TRANSPORTATION BY AIR - 1.91%
           8,280   FEDEX CORPORATION                                                                                       709,513
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $32,077,903)                                                                                   36,784,023
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 8.47%
                   COLLATERAL FOR SECURITY LENDING                                                                       3,154,503

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,154,503)                                                                3,154,503
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,232,406)*                                         107.30%@                                             $      39,938,526
                                                           -------                                               -----------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+   NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCK - 99.02%

BELGIUM - 1.41%
          17,600   FORTIS (DEPOSITORY INSTITUTIONS)                                                              $         418,824
                                                                                                                 -----------------

DENMARK - 1.80%
          11,700   DANSKE BANK AS (DEPOSITORY INSTITUTIONS)                                                                307,556
           4,100   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                  224,447

                                                                                                                           532,003
                                                                                                                 -----------------

FINLAND - 1.03%
          10,500   TIETOENATOR OYJ (BUSINESS SERVICES)                                                                     304,117
                                                                                                                 -----------------

FRANCE - 13.44%
          23,700   ALCATEL SA (COMMUNICATIONS)+                                                                            276,988
          13,600   AXA (INSURANCE CARRIERS)                                                                                275,159
           4,800   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                310,004
           8,600   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  322,574
           3,800   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     332,497
           4,000   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                   327,144
          10,500   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                      761,597
           6,000   SODEXHO ALLIANCE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    158,728
           6,000   TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                     613,020
           1,981   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               227,957
          14,500   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   371,527

                                                                                                                         3,977,195
                                                                                                                 -----------------

GERMANY - 3.58%
           6,100   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)+                           250,773
           3,200   CELESIO AG (CHEMICALS & ALLIED PRODUCTS)                                                                218,196
           1,782   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                96,874
           2,600   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                             199,113
           1,900   SAP AG (BUSINESS SERVICES)                                                                              295,212

                                                                                                                         1,060,168
                                                                                                                 -----------------

GREECE - 1.00%
          18,000   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                       296,889
                                                                                                                 -----------------

HONG KONG - 3.46%
          40,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              342,393
          99,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       300,883
          25,560   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          240,914
          31,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                         138,740

                                                                                                                         1,022,930
                                                                                                                 -----------------

HUNGARY - 0.85%
           5,700   OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                  252,225
                                                                                                                 -----------------

INDIA - 0.26%
           4,800   DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                77,376
                                                                                                                 -----------------

ISRAEL - 0.66%
           7,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                194,625
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ITALY - 5.06%
          16,600   ENI SPA (OIL & GAS EXTRACTION)                                                                $         371,936
          19,790   MEDIASET SPA (COMMUNICATIONS)                                                                           224,654
          19,000   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                              214,507
          57,000   TELECOMM ITALIA MOBILE SPA (COMMUNICATIONS)                                                             307,247
          75,000   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       378,190

                                                                                                                         1,496,534
                                                                                                                 -----------------

JAPAN - 20.85%
           2,700   AEON COMPANY LIMITED W I (GENERAL MERCHANDISE STORES)+%%                                                 43,018
          24,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                274,373
              60   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                55,528
          66,000   EBARA CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              283,845
          42,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        412,321
           1,600   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              336,506
          21,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              226,929
          97,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                        611,668
          96,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     228,209
              60   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                               238,987
              90   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                         394,411
          40,352   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           439,345
             210   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                356,304
          13,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              287,211
          29,000   SEINO TRANSPORTATION COMPANY LIMITED (TRANSPORTATION BY AIR)                                            259,175
          10,000   SHIMACHU COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       241,346
          33,000   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                                         292,828
          32,000   SUZUKI MOTOR CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       523,486
          17,000   THK COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 285,814
          25,000   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 378,805

                                                                                                                         6,170,109
                                                                                                                 -----------------

SOUTH KOREA - 0.83%
          12,700   SK TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                         247,015
                                                                                                                 -----------------

NETHERLANDS - 6.01%
          17,600   ING GROEP NV (FINANCIAL SERVICES)                                                                       444,181
          50,000   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                      319,195
          11,500   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                 592,318
           2,400   UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                                                               138,071
          17,000   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            286,096

                                                                                                                         1,779,861
                                                                                                                 -----------------

NORWAY - 1.26%
          26,000   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   372,725
                                                                                                                 -----------------

SINGAPORE - 3.06%
          30,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    285,104
         114,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             320,955
          37,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  301,081

                                                                                                                           907,140
                                                                                                                 -----------------

SPAIN - 2.28%
          11,000   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                     200,422
          20,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                            275,228

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SPAIN (continued)
          15,000   INDRA SISTEMAS SA (MISCELLANEOUS REPAIR SERVICES)                                             $         199,715

                                                                                                                           675,365
                                                                                                                 -----------------

SWEDEN - 5.08%
           8,400   AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)                                                         335,760
          38,000   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                     310,568
          13,600   SECURITAS AB (BUSINESS SERVICES)                                                                        181,204
          80,000   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                             316,475
         116,000   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                               360,100

                                                                                                                         1,504,107
                                                                                                                 -----------------

SWITZERLAND - 7.32%
          50,000   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                        305,117
           1,200   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     274,846
          12,600   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               587,267
           4,400   ROCHE HOLDING AG (HEALTH SERVICES)                                                                      454,553
           4,300   UBS AG (FINANCIAL SERVICES)                                                                             302,691
           1,689   ZURICH FINANCIAL SERVICES AG (DEPOSITORY INSTITUTIONS)                                                  240,764

                                                                                                                         2,165,238
                                                                                                                 -----------------

THAILAND - 1.14%
         140,000   ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)               337,960
                                                                                                                 -----------------

UNITED KINGDOM - 18.64%
          26,500   AVIVA PLC (INSURANCE CARRIERS)                                                                          262,545
          46,300   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  444,048
          14,300   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                                                                 328,117
          35,000   BHP BILLITON PLC (COAL MINING)                                                                          368,291
          73,200   BP PLC (OIL & GAS EXTRACTION)                                                                           698,726
          33,000   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           286,186
          37,300   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                         286,861
          14,861   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     202,496
          19,600   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                       422,417
          34,400   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                             545,923
         195,000   LEGAL & GENERAL GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                          350,218
          38,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          296,714
          18,570   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             51,077
          81,000   RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                                                220,594
          50,000   SCOTTISH & NEWCASTLE PLC (BUSINESS SERVICES)                                                            341,554
          56,000   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)                                            410,915

                                                                                                                         5,516,682
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $28,746,171)                                                                                   29,309,088
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 1.67%
       494,241     WELLS FARGO MONEY MARKET TRUST~++                                                                       494,241

TOTAL SHORT-TERM INVESTMENTS (COST $494,241)                                                                               494,241
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $29,240,412)*                                      100.69%  @                                              $      29,803,329
                                                        -------                                                  -----------------

+   NON-INCOME EARNING SECURITIES.

%%  SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $59,055.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $494,241.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


4

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCK - 97.78%

APPAREL & ACCESSORY STORES - 3.10%
          64,500   KOHL'S CORPORATION+                                                                           $       3,108,255
                                                                                                                 -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 9.12%
          40,800   FASTENAL COMPANY<<                                                                                    2,350,080
          85,500   HOME DEPOT INCORPORATED                                                                               3,351,600
          63,100   LOWE'S COMPANIES INCORPORATED                                                                         3,429,485

                                                                                                                         9,131,165
                                                                                                                 -----------------

BUSINESS SERVICES - 23.24%
          23,300   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  962,756
          92,800   EBAY INCORPORATED+                                                                                    8,532,032
         116,600   FIRST DATA CORPORATION                                                                                5,072,100
          81,000   FISERV INCORPORATED+                                                                                  2,823,660
         212,200   MICROSOFT CORPORATION                                                                                 5,867,330

                                                                                                                        23,257,878
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 9.47%
          49,300   AMGEN INCORPORATED+                                                                                   2,794,324
          52,200   GENENTECH INCORPORATED+<<                                                                             2,736,324
          18,600   GENZYME CORPORATION+                                                                                  1,012,026
          96,050   PFIZER INCORPORATED                                                                                   2,939,130

                                                                                                                         9,481,804
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 0.88%
          20,700   STATE STREET CORPORATION                                                                                884,097
                                                                                                                 -----------------

EDUCATIONAL SERVICES - 1.59%
          21,700   APOLLO GROUP INCORPORATED CLASS A+                                                                    1,592,129
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.03%
         204,200   INTEL CORPORATION                                                                                     4,096,252
          64,500   LINEAR TECHNOLOGY CORPORATION                                                                         2,337,480
         189,600   NOKIA OYJ ADR                                                                                         2,601,312

                                                                                                                         9,035,044
                                                                                                                 -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.42%
         113,450   PAYCHEX INCORPORATED                                                                                  3,420,517
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 2.26%
          50,100   TARGET CORPORATION                                                                                    2,267,025
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.53%
         219,300   CISCO SYSTEMS INCORPORATED+                                                                           3,969,330
         110,500   DELL INCORPORATED+                                                                                    3,933,800
         141,500   EMC CORPORATION+                                                                                      1,632,910

                                                                                                                         9,536,040
                                                                                                                 -----------------

INSURANCE CARRIERS - 4.79%
          70,475   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             4,791,595
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.15%
         118,575   MEDTRONIC INCORPORATED                                                                                6,154,043
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MISCELLANEOUS RETAIL - 2.40%
          45,100   WAL-MART STORES INCORPORATED                                                                  $       2,399,320
                                                                                                                 -----------------

PERSONAL SERVICES - 2.82%
          67,100   CINTAS CORPORATION                                                                                    2,820,884
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 9.98%
         316,950   CHARLES SCHWAB CORPORATION                                                                            2,912,771
          27,100   FRANKLIN RESOURCES INCORPORATED                                                                       1,511,096
          59,675   GOLDMAN SACHS GROUP INCORPORATED                                                                      5,564,097

                                                                                                                         9,987,964
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $109,183,669)                                                                                  97,867,760
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 0.45%
                   COLLATERAL FOR SECURITY LENDING                                                                         446,388

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $446,388)                                                                    446,388
                                                                                                                 -----------------


SHORT-TERM INVESTMENTS - 2.21%
       2,211,837   WELLS FARGO MONEY MARKET TRUST~++                                                                     2,211,837

TOTAL SHORT-TERM INVESTMENTS (COST $2,211,837)                                                                           2,211,837
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $111,841,894)*                                        100.44%  @                                           $     100,525,985
                                                           -------                                               -----------------

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,211,837.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


2

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - DISCOUNT - 2.95%
$      1,900,000   FHLMC<<^                                                          1.72%        12/28/2004     $       1,892,012

TOTAL AGENCY NOTES - DISCOUNT (COST $1,892,012)                                                                          1,892,012
                                                                                                                 -----------------

CERTIFICATES OF DEPOSIT - 1.56%
       1,000,000   NORDEA BANK FINLAND                                               1.34         10/08/2004               999,992

TOTAL CERTIFICATES OF DEPOSIT (COST $999,992)                                                                              999,992
                                                                                                                 -----------------

COMMERCIAL PAPER - 58.78%
       1,000,000   ALPINE SECURITIZATION CORPORATION^                                1.50         10/04/2004               999,875
       1,900,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                             1.57         10/07/2004             1,899,503
       1,500,000   AQUINAS FUNDING LLC^                                              1.46         11/10/2004             1,497,567
       1,900,000   ATOMIUM FUNDING CORPORATION^                                      1.81         12/01/2004             1,894,173
       1,900,000   CEDAR SPRINGS CAPITAL COMPANY^                                    1.76         12/02/2004             1,894,241
       1,900,000   CHARTA LLC^                                                       1.51         10/13/2004             1,899,044
       1,900,000   CROWN POINT CAPITAL COMPANY^                                      1.66         11/04/2004             1,897,021
       1,900,000   DORADA FINANCE INCORPORATED^                                      1.54         10/12/2004             1,899,106
       1,900,000   GALAXY FUNDING INCORPORATED^                                      1.55         10/06/2004             1,899,591
       1,000,000   GREENWICH CAPITAL HOLDINGS INCORPORATED^                          1.50         10/04/2004               999,875
       1,900,000   IRISH LIFE & PERMANENT PLC^                                       1.53         10/14/2004             1,898,950
       1,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED^                     1.77         11/16/2004               997,738
       1,900,000   LEXINGTON PARKER CAPITAL CORPORATION^                             2.09         03/02/2005             1,883,274
       1,000,000   LIQUID FUNDING LIMITED+++/-                                       1.83         09/22/2005             1,000,000
       1,000,000   NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                        1.50         10/06/2004               999,792
       1,900,000   PERRY GLOBAL FUNDING LLC^                                         1.56         10/05/2004             1,899,671
       1,900,000   PREFERRED RECEIVABLES FUNDING^                                    1.73         11/29/2004             1,894,613
       1,900,000   REGENCY MARKETS NUMBER 1 LLC^                                     1.80         12/07/2004             1,893,635
       1,900,000   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED^        2.09         03/24/2005             1,880,807
       1,800,000   SCALDIS CAPITAL LLC^                                              2.12         03/24/2005             1,781,556
       1,000,000   STADSHYPOTEK DELAWARE^                                            1.51         10/07/2004               999,748
       1,900,000   TANGO FINANCE CORPORATION^                                        1.59         10/20/2004             1,898,405
       1,900,000   THAMES ASSET GLOBAL SECURITIZATION^                               1.75         12/03/2004             1,894,181

TOTAL COMMERCIAL PAPER (COST $37,702,366)                                                                               37,702,366
                                                                                                                 -----------------

EXTENDABLE BONDS - 4.68%
       2,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           1.84         10/07/2005             2,000,048
       1,000,000   NORTHERN ROCK PLC+++/-                                            1.89         07/08/2005             1,000,000

TOTAL EXTENDABLE BONDS (COST $3,000,048)                                                                                 3,000,048
                                                                                                                 -----------------

MEDIUM TERM NOTES - 3.75%
         400,000   BANK OF AMERICA SECURITIES+/-#                                    1.96         09/09/2034               400,000
       1,000,000   M&I MARSHALL & ILSLEY BANK                                        5.25         12/15/2004             1,007,616
       1,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                            1.69         09/09/2005               999,669

TOTAL MEDIUM TERM NOTES (COST $2,407,285)                                                                                2,407,285
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
PROMISSORY NOTE - 1.56%
$      1,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                          1.88%        06/06/2005     $       1,000,000

TOTAL PROMISSORY NOTE (COST $1,000,000)                                                                                  1,000,000
                                                                                                                 -----------------

REPURCHASE AGREEMENTS - 18.97%
       2,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,039,671)                 1.81         10/04/2004             2,000,000
       2,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,010,466)                 1.91         10/01/2004             2,000,000
       1,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $1,005,260)                            1.92         10/01/2004             1,000,000
       6,163,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $6,195,081)                            1.90         10/01/2004             6,163,000
       1,000,000   MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,005,260)           1.92         10/01/2004             1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $12,163,000)                                                                          12,163,000
                                                                                                                 -----------------

TIME DEPOSITS - 7.79%
       1,000,000   CAISSE DES DEPOTS ET CONSIGNATIONS                                1.77         10/06/2004             1,000,000
       1,000,000   DANSKE BANK AS CAYMAN                                             1.79         10/07/2004             1,000,000
       1,000,000   DEUTSCHE BANK CAYMAN                                              1.78         10/05/2004             1,000,000
       1,000,000   DEXIA BANK GRAND CAYMAN                                           1.76         10/01/2004             1,000,000
       1,000,000   FORTIS BANK GRAND CAYMAN                                          1.78         10/05/2004             1,000,000

TOTAL TIME DEPOSITS (COST $5,000,000)                                                                                    5,000,000
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 3.00%
                   COLLATERAL FOR SECURITY LENDING                                                                       1,927,256

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,927,256)                                                                1,927,256
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $66,091,959)*                                      103.04%@                                                $      66,091,959
                                                         ------                                                  -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE SECURITIES.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


2


WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCK - 97.92%

AGRICULTURAL SERVICES - 1.16%
          88,242   VCA ANTECH INCORPORATED+<<                                                                    $       1,820,433
                                                                                                                 -----------------

AMUSEMENT & RECREATION SERVICES - 1.90%
          44,665   GAYLORD ENTERTAINMENT COMPANY+<<                                                                      1,384,615
          61,800   WMS INDUSTRIES INCORPORATED+<<                                                                        1,587,642

                                                                                                                         2,972,257
                                                                                                                 -----------------

APPAREL & ACCESSORY STORES - 0.65%
          32,800   FINISH LINE INCORPORATED CLASS A                                                                      1,014,176
                                                                                                                 -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.65%
              49   LEVITT CORPORATION FL CLASS A                                                                             1,150
          11,000   RYLAND GROUP INCORPORATED                                                                             1,019,260

                                                                                                                         1,020,410
                                                                                                                 -----------------

BUSINESS SERVICES - 25.85%
          97,200   ALLIANCE DATA SYSTEMS CORPORATION+                                                                    3,942,432
          18,400   ANTEON INTERNATIONAL CORPORATION+<<                                                                     674,360
         181,694   AQUANTIVE INCORPORATED+<<                                                                             1,753,347
          54,000   ASK JEEVES INCORPORATED+<<                                                                            1,766,340
         287,173   AUTOBYTEL INCORPORATED+                                                                               2,575,942
         312,201   CHORDIANT SOFTWARE INCORPORATED+                                                                        908,505
         159,799   CNET NETWORKS INCORPORATED+<<                                                                         1,462,161
         169,276   GEVITY HR INCORPORATED                                                                                2,603,465
         273,500   HYPERCOM CORPORATION+                                                                                 2,018,430
          30,700   INFOSPACE INCORPORATED+<<                                                                             1,454,873
         132,400   INTERSECTIONS INCORPORATED+                                                                           1,939,660
         436,000   IVILLAGE INCORPORATED+<<                                                                              2,616,000
          17,700   JUPITERMEDIA CORPORATION+<<                                                                             315,060
          85,200   LABOR READY INCORPORATED+<<                                                                           1,194,504
          58,400   MANHATTAN ASSOCIATES INCORPORATED+                                                                    1,426,128
               1   NETIQ CORPORATION+                                                                                           11
         116,600   OPEN SOLUTIONS INCORPORATED+                                                                          2,911,502
         224,370   QUEST SOFTWARE INCORPORATED+                                                                          2,494,994
          96,800   SAPIENT CORPORATION+                                                                                    738,584
         222,641   SUPPORTSOFT INCORPORATED+<<                                                                           2,168,523
         295,632   TIBCO SOFTWARE INCORPORATED+                                                                          2,515,828
          69,491   TNS INCORPORATED+<<                                                                                   1,348,125
          91,037   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                  1,691,923

                                                                                                                        40,520,697
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 9.57%
         150,865   ANDRX CORPORATION+                                                                                    3,373,341
         176,200   CUBIST PHARMACEUTICALS INCORPORATED+                                                                  1,740,856
          30,300   EYETECH PHARMACEUTICALS INCORPORATED+<<                                                               1,029,897

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          32,664   FIRST HORIZON PHARMACEUTICAL CORPORATION+                                                     $         653,607
          70,674   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                 1,111,702
          86,997   MEDICINES COMPANY+                                                                                    2,100,108
          60,200   NEKTAR THERAPEUTICS+<<                                                                                  871,696
          41,300   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                  1,947,708
          44,800   TANOX INCORPORATED+                                                                                     755,776
          40,700   USANA HEALTH SCIENCES INCORPORATED+<<                                                                 1,416,360

                                                                                                                        15,001,051
                                                                                                                 -----------------

COMMUNICATIONS - 4.13%
         111,230   NII HOLDINGS INCORPORATED CLASS B+<<                                                                  4,583,788
         474,000   UBIQUITEL INCORPORATED+<<                                                                             1,896,000

                                                                                                                         6,479,788
                                                                                                                 -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.69%
          37,885   DYCOM INDUSTRIES INCORPORATED+<<                                                                      1,075,555
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 2.42%
          32,800   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED<<                                                        744,232
          20,200   FIRST REPUBLIC BANK                                                                                     929,200
          98,069   OCWEN FINANCIAL CORPORATION+<<                                                                          897,331
          39,267   TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A                                                        1,220,811

                                                                                                                         3,791,574
                                                                                                                 -----------------

EDUCATIONAL SERVICES - 2.27%
          95,600   LAUREATE EDUCATION INCORPORATED+                                                                      3,558,232
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.88%
          32,100   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                 869,910
          52,254   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                                              1,123,461
         109,035   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                            1,039,104
          31,600   RAYOVAC CORPORATION+                                                                                    832,660
          77,700   UNIVERSAL DISPLAY CORPORATION+<<                                                                        654,234

                                                                                                                         4,519,369
                                                                                                                 -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.36%
          18,000   CDI CORPORATION                                                                                         369,000
          36,000   CORPORATE EXECUTIVE BOARD COMPANY                                                                     2,204,640
         203,698   NAVIGANT CONSULTING INCORPORATED+<<                                                                   4,473,208
          55,369   RESOURCES CONNECTION INCORPORATED+<<                                                                  2,091,841
          32,600   RIGEL PHARMACEUTICALS INCORPORATED+                                                                     824,780

                                                                                                                         9,963,469
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
          27,800   CRANE COMPANY                                                                                           803,976
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
HEALTH SERVICES - 4.45%
          54,600   COVANCE INCORPORATED+                                                                         $       2,182,362
          60,800   EDUCATE INCORPORATED+<<                                                                                 716,832
          89,200   KINDRED HEALTHCARE INCORPORATED+<<                                                                    2,176,480
          42,100   MATRIA HEALTHCARE INCORPORATED+<<                                                                     1,191,851
          61,813   RADIATION THERAPY SERVICES INCORPORATED+                                                                700,959

                                                                                                                         6,968,484
                                                                                                                 -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.72%
          55,100   STATION CASINOS INCORPORATED                                                                          2,702,104
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.11%
          30,900   ACTUANT CORPORATION CLASS A+<<                                                                        1,273,389
          41,500   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                               1,894,060
          84,300   GARDNER DENVER INCORPORATED+<<                                                                        2,324,151
          27,800   IDEX CORPORATION                                                                                        944,088

                                                                                                                         6,435,688
                                                                                                                 -----------------

INSURANCE CARRIERS - 1.37%
          41,534   CENTENE CORPORATION+<<                                                                                1,768,518
          28,100   PRIMUS GUARANTY LIMITED+                                                                                379,350

                                                                                                                         2,147,868
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.55%
          38,400   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                               1,519,488
          19,500   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                        591,825
          18,100   CYBERONICS INCORPORATED+<<                                                                              370,326
          85,328   DJ ORTHOPEDICS INCORPORATED+                                                                          1,506,039
          56,300   KYPHON INCORPORATED+<<                                                                                1,395,114
         193,000   PERKINELMER INCORPORATED                                                                              3,323,460

                                                                                                                         8,706,252
                                                                                                                 -----------------

MISCELLANEOUS RETAIL - 2.92%
         267,321   MARVEL ENTERPRISES INCORPORATED+<<                                                                    3,892,194
          18,495   OVERSTOCK.COM INCORPORATED+<<                                                                           679,321

                                                                                                                         4,571,515
                                                                                                                 -----------------

MOTION PICTURES - 0.66%
         117,900   LIONS GATE ENTERTAINMENT CORPORATION+<<                                                               1,025,730
                                                                                                                 -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 4.62%
          18,700   LANDSTAR SYSTEM INCORPORATED+<<                                                                       1,097,316
          28,200   OVERNITE CORPORATION                                                                                    886,326
         229,600   SIRVA INCORPORATED+                                                                                   5,257,840

                                                                                                                         7,241,482
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
          31,400   WESTCORP                                                                                      $       1,335,128
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 1.79%
         120,700   MAGNUM HUNTER RESOURCES INCORPORATED+                                                                 1,392,878
          48,000   PATINA OIL & GAS CORPORATION                                                                          1,419,360

                                                                                                                         2,812,238
                                                                                                                 -----------------

PERSONAL SERVICES - 0.91%
          70,800   JACKSON HEWITT TAX SERVICE INCORPORATED                                                               1,432,284
                                                                                                                 -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.46%
          28,898   HARTE HANKS INCORPORATED                                                                                722,739
                                                                                                                 -----------------

RAILROAD TRANSPORTATION - 1.21%
          75,100   GENESEE & WYOMING INCORPORATED+                                                                       1,901,532
                                                                                                                 -----------------

REAL ESTATE - 2.21%
         149,600   CB RICHARD ELLIS GROUP INCORPORATED+                                                                  3,455,760
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 0.64%
          17,700   OSHKOSH TRUCK CORPORATION                                                                             1,009,962
                                                                                                                 -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.04%
          38,800   PRIORITY HEALTHCARE CORPORATION CLASS B+                                                                781,820
          27,100   TRACTOR SUPPLY COMPANY+                                                                                 852,024

                                                                                                                         1,633,844
                                                                                                                 -----------------

WHOLESALE TRADE-DURABLE GOODS - 4.37%
          48,100   BEACON ROOFING SUPPLY INCORPORATED+                                                                     788,840
         119,688   HUGHES SUPPLY INCORPORATED                                                                            3,599,018
         143,047   PSS WORLD MEDICAL INCORPORATED+                                                                       1,436,192
          48,144   WEST MARINE INCORPORATED+<<                                                                           1,029,319

                                                                                                                         6,853,369
                                                                                                                 -----------------

TOTAL COMMON STOCK (COST $145,960,605)                                                                                 153,496,966
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 24.54%
                   COLLATERAL FOR SECURITY LENDING                                                                      38,464,762

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $38,464,762)                                                              38,464,762
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 1.48%
       2,323,830   WELLS FARGO MONEY MARKET TRUST~++                                                                     2,323,830

TOTAL SHORT-TERM INVESTMENTS (COST $2,323,830)                                                                           2,323,830
                                                                                                                 -----------------


@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES
(COST $186,749,197)*                                     123.94%@                                                $     194,285,558
                                                        -------                                                  -----------------


+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,323,830.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 7.21%
$        266,000   AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3
                   CLASS A                                                           4.35%        12/15/2011     $         272,837
         465,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3       2.00         11/15/2007               460,151
         650,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3           2.08         05/15/2008               644,259
         735,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3       6.88         11/16/2009               811,343
         310,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A10 CLASS A10     4.75         12/10/2015               313,123
          35,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6<<     2.90         05/17/2010                34,288
         860,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1       2.55         01/20/2009               850,625
         100,000   CITIBANK CREDIT CARD ISSUANCT TRUST SERIES 2003-A3 CLASS A3       3.10         03/10/2010                98,901
         302,000   DAIMLER CHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                3.18         09/08/2008               303,740
         360,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1        5.75         10/15/2008               376,971
       1,145,000   NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2000-1
                   CLASS A+/-                                                        1.91         08/15/2007             1,146,470

TOTAL ASSET-BACKED SECURITIES (COST $5,341,594)                                                                          5,312,708
                                                                                                                 -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.90%
         260,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGES SERIES
                   2000-C2 CLASS A2                                                  7.20         10/15/2032               298,376
         335,000   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1B      6.59         03/15/2030               367,044

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $676,068)                                                                  665,420
                                                                                                                 -----------------

CORPORATE BONDS & NOTES - 20.32%

BUSINESS SERVICES - 0.84%
         180,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                   4.75         09/15/2014               178,917
         410,000   HOUSEHOLD FINANCE CORPORATION                                     5.88         02/01/2009               441,971

                                                                                                                           620,888
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 0.26%
         100,000   LUBRIZOL CORPORATION                                              5.50         10/01/2014                99,316
          85,000   WYETH                                                             6.95         03/15/2011                94,519

                                                                                                                           193,835
                                                                                                                 -----------------

COMMUNICATIONS - 3.38%
          45,000   AT&T WIRELESS SERVICES INCORPORATED                               8.75         03/01/2031                59,087
         175,000   BRITISH SKY BROADCASTING PLC                                      8.20         07/15/2009               203,930
         235,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                8.38         03/15/2013               284,583
         100,000   COX COMMUNICATIONS INCORPORATED                                   7.13         10/01/2012               108,509
         184,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                         8.75         06/15/2030               237,834
         189,000   FRANCE TELECOM                                                    7.95         03/01/2006               201,899
         267,000   FRANCE TELECOM                                                    8.50         03/01/2011               319,620
          85,000   LIBERTY MEDIA CORPORATION                                         7.88         07/15/2009                94,880
         110,000   SPRINT CAPITAL CORPORATION                                        7.63         01/30/2011               127,087
         200,000   TELECOM ITALIA CAPITAL++                                          5.25         11/15/2013               203,773
         170,000   TIME WARNER INCORPORATED<<                                        6.88         05/01/2012               189,665
         120,000   VERIZON GLOBAL FUNDING CORPORATION                                7.25         12/01/2010               138,362
         150,000   VERIZON GLOBAL FUNDING CORPORATION                                7.75         12/01/2030               179,643

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
COMMUNICATIONS (continued)
$        130,000   VERIZON NEW YORK INCORPORATED SERIES A                            6.88%        04/01/2012     $         144,564

                                                                                                                         2,493,436
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 2.28%
         210,000   BANK OF AMERICA CORPORATION                                       5.88         02/15/2009               227,356
         140,000   BANK OF AMERICA CORPORATION<<                                     5.25         12/01/2015               142,256
         124,000   CITIGROUP INCORPORATED++                                          5.00         09/15/2014               124,154
         145,000   PNC FUNDING CORPORATION                                           5.25         11/15/2015               147,188
          85,000   RBS CAPITAL TRUST+/-                                              4.71         12/29/2049                82,214
          75,000   ROYAL BANK OF SCOTLAND GROUP                                      5.00         11/12/2013                76,392
         290,000   WACHOVIA CORPORATION                                              3.63         02/17/2009               287,736
         140,000   WACHOVIA CORPORATION<<                                            5.25         08/01/2014               143,114
         270,000   WASHINGTON MUTUAL INCORPORATED<<                                  4.00         01/15/2009               270,315
         170,000   ZIONS BANCORPORATION                                              6.00         09/15/2015               180,666

                                                                                                                         1,681,391
                                                                                                                 -----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.70%
          80,000   AMERICAN ELECTRIC POWER SERIES C                                  5.38         03/15/2010                84,141
          50,000   CENTERPOINT ENERGY SERIES B<<                                     6.85         06/01/2015                54,046
         180,000   DUKE ENERGY CORPORATION                                           6.25         01/15/2012               195,984
         125,000   FIRST ENERGY CORPORATION SERIES B                                 6.45         11/15/2011               136,359
         136,000   PACIFIC GAS AND ELECTRIC                                          6.05         03/01/2034               138,421
         125,000   PROGRESS ENERGY INCORPORATED                                      7.75         03/01/2031               147,783
         120,000   PUBLIC SERVICE COMPANY OF COLORADO                                7.88         10/01/2012               146,214
         320,000   SOUTHERN CALIFORNIA EDISON<<                                      8.00         02/15/2007               354,205

                                                                                                                         1,257,153
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
         130,000   LOCKHEED MARTIN CORPORATION                                       8.50         12/01/2029               171,906
                                                                                                                 -----------------

FINANCIAL SERVICES - 1.17%
         165,000   CITIGROUP INCORPORATED<<                                          6.50         01/18/2011               185,115
         265,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                 3.25         06/15/2009               258,730
         382,000   HOUSEHOLD FINANCE CORPORATION                                     6.40         06/17/2008               416,809

                                                                                                                           860,654
                                                                                                                 -----------------

FOOD STORES - 0.39%
          60,000   ALBERTSON'S INCORPORATED                                          8.00         05/01/2031                72,447
          65,000   KROGER COMPANY                                                    7.50         04/01/2031                75,453
         120,000   YUM! BRANDS INCORPORATED                                          7.70         07/01/2012               142,601

                                                                                                                           290,501
                                                                                                                 -----------------

FORESTRY - 0.20%
         130,000   WEYERHAEUSER COMPANY                                              7.38         03/15/2032               149,174
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
GENERAL MERCHANDISE STORES - 0.28%
$        185,000   TARGET CORPORATION                                                6.35%        01/15/2011     $         206,169
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
         150,000   GENERAL ELECTRIC COMPANY                                          5.00         02/01/2013               154,266
         265,000   TYCO INTERNATIONAL GROUP SA                                       6.38         10/15/2011               293,069

                                                                                                                           447,335
                                                                                                                 -----------------

MOTION PICTURES - 0.20%
         120,000   TIME WARNER ENTERTAINMENT COMPANIES LP                            8.38         07/15/2033               146,892
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.61%
          85,000   AMERICAN EXPRESS                                                  4.75         06/17/2009                88,217
         160,000   BOEING CAPITAL CORPORATION                                        6.10         03/01/2011               175,241
         140,000   FORD MOTOR CREDIT COMPANY+/-                                      3.54         10/25/2004               140,101
         290,000   FORD MOTOR CREDIT COMPANY                                         7.38         10/28/2009               317,647
          80,000   FORD MOTOR CREDIT COMPANY<<                                       7.00         10/01/2013                84,583
         335,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                            3.50         05/01/2008               335,328
         400,000   GENERAL MOTORS ACCEPTANCE CORPORATION                             6.88         09/15/2011               419,609
         135,000   MBNA AMERICA BANK NA Y SERIES BKNT                                4.63         08/03/2009               137,929
         222,000   SLM CORPORATION SERIES MTNA<<                                     5.00         10/01/2013               223,113

                                                                                                                         1,921,768
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 1.30%
         125,000   CONOCOPHILLIPS                                                    5.90         10/15/2032               128,121
          90,000   DEVON FINANCING CORPORATION ULC                                   6.88         09/30/2011               101,544
         180,000   ENCANA CORPORATION                                                4.75         10/15/2013               178,059
         145,000   ENTERPRISE PRODUCTS OPERATIONS++                                  5.60         10/15/2014               146,103
         120,000   KERR-MCGEE CORPORATION<<                                          6.95         07/01/2024               127,881
         115,000   KERR-MCGEE CORPORATION                                            7.88         09/15/2031               135,973
         125,000   VALERO ENERGY CORPORATION                                         6.88         04/15/2012               140,746

                                                                                                                           958,427
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.19%
         120,000   ALBERTA ENERGY COMPANY LIMITED                                    7.38         11/01/2031               142,106
                                                                                                                 -----------------

PIPELINES, EXCEPT NATURAL GAS - 0.22%
          70,000   CENTERPOINT ENERGY RESOURCE CORPORATION SERIES B                  7.88         04/01/2013                82,514
          80,000   ENTERPRISE PRODUCTS OPERATIONS SERIES B                           6.88         03/01/2033                82,278

                                                                                                                           164,792
                                                                                                                 -----------------

RAILROAD TRANSPORTATION - 0.64%
         230,000   CANADIAN NATIONAL RAILWAY COMPANY                                 7.38         10/15/2031               278,374
         170,000   NORFOLK SOUTHERN CORPORATION                                      7.05         05/01/2037               192,170

                                                                                                                           470,544
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
REAL ESTATE - 1.18%
$        220,000   EOP OPERATING LP<<                                                4.75%        03/15/2014     $         212,332
         335,000   HEALTHCARE REALTY TRUST                                           5.13         04/01/2014               324,244
         110,000   HRPT PROPERTIES TRUST                                             6.25         08/15/2016               113,869
          40,000   ISTAR FINANCIAL INCORPORATED SERIES B                             4.88         01/15/2009                40,081
          85,000   ISTAR FINANCIAL INCORPORATED SERIES B                             5.70         03/01/2014                85,185
          95,000   SIMON PROPERTY GROUP LP                                           4.90         01/30/2014                92,590

                                                                                                                           868,301
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.49%
          80,000   GOLDMAN SACHS GROUP INCORPORATED                                  4.75         07/15/2013                78,491
         322,000   JP MORGAN CHASE & COMPANY<<                                       6.75         02/01/2011               362,268
         290,000   JP MORGAN CHASE & COMPANY                                         5.13         09/15/2014               291,555
         135,000   MERRILL LYNCH & COMPANY SERIES MTN                                4.13         09/10/2009               135,368
         225,000   MORGAN STANLEY                                                    5.30         03/01/2013               230,610

                                                                                                                         1,098,292
                                                                                                                 -----------------

TELECOMMUNICATIONS - 0.34%
         235,000   SPRINT CAPITAL CORPORATION                                        6.00         01/15/2007               248,751
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 0.69%
         470,000   DAIMLER CHRYSLER NA HOLDING CORPORATION<<                         6.50         11/15/2013               509,955
                                                                                                                 -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.12%
          90,000   SAFEWAY INCORPORATED                                              4.95         08/16/2010                91,377
                                                                                                                 -----------------

TOTAL CORPORATE BONDS & NOTES (COST $14,780,174)                                                                        14,993,647
                                                                                                                 -----------------

FOREIGN GOVERNMENT BONDS - 0.98%
         405,000   MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                   6.38         01/16/2013               426,465
         215,000   TXU AUSTRALIA HOLDINGS++                                          6.15         11/15/2013               233,904
          65,000   UNITED MEXICAN STATES                                             6.75         09/27/2034                62,432

TOTAL FOREIGN GOVERNMENT BONDS (COST $704,745)                                                                             722,801
                                                                                                                 -----------------

US GOVERNMENT AGENCY SECURITIES - 56.11%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 28.14%
       2,826,000   FHLMC<<                                                           6.63         09/15/2009             3,187,768
         861,000   FHLMC                                                             5.00         07/15/2014               886,163
         123,007   FHLMC #15662                                                      5.00         07/01/2019               125,092
         117,000   FHLMC #16590                                                      5.00         09/01/2019               118,983
       1,348,159   FHLMC #90846                                                      5.50         08/01/2024             1,381,156
          72,415   FHLMC #B15604                                                     5.00         07/01/2019                73,642
         157,805   FHLMC #B15605<<                                                   5.00         07/01/2019               160,480
         169,519   FHLMC #B15705<<                                                   5.00         07/01/2019               172,393
          90,250   FHLMC #B15706                                                     5.00         07/01/2019                91,780
          59,498   FHLMC #B15762                                                     5.00         07/01/2019                60,506
          59,000   FHLMC #B16372                                                     5.00         09/01/2019                60,000

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$         64,000   FHLMC #B16397                                                     5.00%        09/01/2019     $          65,085
          89,000   FHLMC #B16398                                                     5.00         09/01/2019                90,509
          96,000   FHLMC #B16399                                                     5.00         09/01/2019                97,627
          60,000   FHLMC #B16425                                                     5.00         09/01/2019                61,017
         117,000   FHLMC #B16509                                                     5.00         09/01/2019               118,983
         116,000   FHLMC #B16543                                                     5.00         09/01/2019               117,966
         845,486   FHLMC #C01598<<                                                   5.00         08/01/2033               839,869
         514,304   FHLMC #C90732                                                     5.50         11/01/2023               527,383
         380,990   FHLMC #C90804                                                     5.00         03/01/2024               382,754
         439,564   FHLMC #C90823                                                     5.00         04/01/2024               441,598
         511,819   FHLMC #C90843                                                     5.50         07/01/2024               524,346
         508,868   FHLMC #G01647<<                                                   4.00         01/01/2034               466,600
         865,189   FHLMC #M80895<<                                                   5.00         01/01/2011               884,423
          33,467   FHLMC #M80910                                                     5.00         02/01/2011                34,207
          11,630   FHLMC #M80913                                                     5.00         04/01/2011                11,887
          33,029   FHLMC #M80914                                                     5.00         03/01/2011                33,760
         315,942   FHLMC #M80925<<                                                   5.00         06/01/2011               322,933
       1,181,935   FHLMC #M80927<<                                                   5.00         07/01/2011             1,208,090
       1,199,304   FHLMC #M80928<<                                                   5.00         08/01/2011             1,225,843
         219,393   FHLMC SERIES 2581 CLASS HV                                        4.50         02/15/2017               221,585
         434,854   FHLMC SERIES 2591 CLASS QM                                        4.50         06/15/2017               438,575
       1,149,000   FHLMC SERIES 2731 CLASS PK<<                                      3.50         05/15/2026             1,144,655
         724,384   FHLMC SERIES 2736 CLASS DB<<                                      3.30         11/15/2026               714,574
         129,000   FHLMC SERIES 2791 CLASS VD                                        5.00         02/15/2021               126,170
         153,000   FHLMC SERIES 2791 CLASS VJ                                        5.00         02/15/2021               149,636
         140,000   FHLMC SERIES 2791 CLASS VL                                        5.00         02/15/2021               137,229
         737,599   FHLMC SERIES 2801 CLASS EH                                        4.50         11/15/2016               742,908
         331,000   FHLMC SERIES 2807 CLASS ND                                        5.50         04/15/2029               338,506
         232,000   FHLMC SERIES 2810 CLASS MC                                        5.50         03/15/2030               238,380
         314,000   FHLMC SERIES 2820 CLASS PE                                        5.50         03/15/2030               323,434
         293,000   FHLMC SERIES 2825 CLASS PM                                        5.50         03/15/2030               300,222
         567,000   FHLMC SERIES 2828 CLASS EW                                        5.50         02/15/2033               576,958
         274,000   FHLMC SERIES 2832 CLASS PD                                        5.50         09/15/2029               282,433
         238,000   FHLMC SERIES 2835 CLASS ND                                        5.50         11/15/2027               245,943
         141,000   FHLMC SERIES 2835 CLASS NE                                        5.50         06/15/2029               145,132
         173,000   FHLMC SERIES 2849 CLASS PD                                        5.50         03/15/2030               178,365
         483,000   FHLMC SERIES 2858 CLASS JM                                        5.50         03/15/2030               497,415
         174,000   FHLMC SERIES 2859 CLASS PD                                        5.50         04/15/2030               179,193

                                                                                                                        20,754,156
                                                                                                                 -----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.32%
       3,912,000   FNMA<<                                                            6.63         10/15/2007             4,294,414
         842,316   FNMA #254688<<                                                    5.50         03/01/2023               863,228
         743,196   FNMA #254963<<                                                    5.50         10/01/2023               761,647
         107,505   FNMA #255030<<                                                    5.50         12/01/2023               110,174

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        179,298   FNMA #255389<<                                                      5.00%      08/01/2011     $         183,098
          76,901   FNMA #255440                                                        5.00       09/01/2011                78,531
         964,290   FNMA #555867<<                                                      5.50       11/01/2023               988,230
       1,268,947   FNMA #725248<<                                                      5.00       03/01/2034             1,258,840
         848,561   FNMA #756196                                                        5.50       12/01/2033               861,657
         263,876   FNMA #756761<<                                                      5.50       03/01/2024               270,427
         355,230   FNMA SERIES 2002-82 CLASS XJ                                        4.50       09/25/2012               358,797
         802,811   FNMA SERIES 2003-13 CLASS GA<<                                      4.50       06/25/2032               809,876
         177,189   FNMA SERIES 2003-24 CLASS PA                                        4.50       11/25/2009               178,901
         472,733   FNMA SERIES 2003-32 CLASS KA<<                                      5.00       07/25/2013               479,853
         220,568   FNMA SERIES 2003-41 CLASS YN                                        4.00       05/25/2017               222,213
         398,703   FNMA SERIES 2003-79 CLASS KA<<                                      3.75       05/25/2011               400,091
         667,000   FNMA SERIES 2003-92 CLASS KQ                                        3.50       06/25/2023               664,885
         285,000   FNMA TBA%%                                                          5.50       11/01/2033               287,850
         430,000   FNMA TBA%%                                                          5.00       10/01/2034               425,431
       2,887,200   FNMA TBA%%                                                          6.00       12/01/2034             2,964,794

                                                                                                                        16,462,937
                                                                                                                 -----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.65%
         473,047   GNMA #3545<<                                                        6.00       04/20/2034               490,314
       1,361,000   GNMA #3584<<                                                        6.00       07/20/2034             1,410,677
         235,000   GNMA SERIES 2004-26 CLASS GC                                        5.00       06/16/2031               233,508
         288,000   GNMA SERIES 2004-3 CLASS JC                                         5.00       11/20/2030               287,990
         729,000   GNMA SERIES 2004-41 CLASS PC<<                                      5.50       10/20/2033               735,081
         207,000   GNMA SERIES 2004-42 CLASS LE                                        5.50       07/20/2033               209,965
         370,000   GNMA SERIES 2004-44 CLASS PD                                        5.50       04/20/2033               375,156
         415,000   GNMA SERIES 2004-54 CLASS LE                                        5.50       08/20/2033               419,695

                                                                                                                         4,162,386
                                                                                                                 -----------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $41,100,262)                                                                41,379,479
                                                                                                                 -----------------

US TREASURY SECURITIES - 13.73%

US TREASURY BONDS - 6.63%
         927,000   US TREASURY BOND<<                                                  7.13       02/15/2023             1,181,853
       1,153,000   US TREASURY BOND<<                                                  6.25       08/15/2023             1,346,397
       1,885,000   US TREASURY BOND<<                                                  6.13       11/15/2027             2,188,368
         159,000   US TREASURY BOND<<                                                  5.38       02/15/2031               170,329

                                                                                                                         4,886,947
                                                                                                                 -----------------

US TREASURY NOTES - 7.10%
       2,244,000   US TREASURY NOTE<<                                                  2.50       05/31/2006             2,244,965
       2,477,000   US TREASURY NOTE<<                                                  2.38       08/31/2006             2,467,808
         119,000   US TREASURY NOTE<<                                                  3.50       08/15/2009               119,720
          61,000   US TREASURY NOTE<<                                                  3.38       09/15/2009                61,012

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES (continued)
$        337,000   US TREASURY NOTE<<                                                4.25%        08/15/2014     $         340,528

                                                                                                                         5,234,033
                                                                                                                 -----------------

TOTAL US TREASURY SECURITIES (COST $9,961,589)                                                                          10,120,980
                                                                                                                 -----------------

REPURCHASE AGREEMENTS - 9.74%
       7,183,000   BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $7,183,378)              1.92         10/01/2004             7,183,000

TOTAL REPURCHASE AGREEMENTS (COST $7,183,000)                                                                            7,183,000
                                                                                                                 -----------------


COLLATERAL FOR SECURITIES LENDING - 47.04%
                    COLLATERAL FOR SECURITY LENDING                                                                     34,696,176

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,696,176)                                                              34,696,176
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $114,443,608)*                                       156.03%@                                              $     115,074,211
                                                          -------                                                -----------------
PRINCIPAL

SCHEDULE OF SECURITIES SOLD SHORT - SEPTEMBER 30, 2004 - (0.49%)
      (355,000)   FNMA TBA%%                                                                                              (359,659)

TOTAL SECURITIES SOLD SHORT (TOTAL PROCEEDS $(361,629))                                                                   (359,659)
                                                                                                                 -----------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE SECURITIES.

%%  SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $3,679,297.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Variable Trust Asset Allocation Fund, Wells Fargo Variable Trust Equity Income Fund, Wells Fargo Variable Trust Equity Value Fund, Wells Fargo Variable Trust Growth Fund, Wells Fargo Variable Trust International Equity Fund, Wells Fargo Variable Trust Large Company Growth Fund, Wells Fargo Variable Trust Money Market Fund, Wells Fargo Variable Trust Small Cap Growth Fund, and the Wells Fargo Variable Trust Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 22, 2004

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Variable Trust

                                  CERTIFICATION



I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Variable Trust Asset Allocation Fund, Wells Fargo Variable Trust Equity Income Fund, Wells Fargo Variable Trust Equity Value Fund, Wells Fargo Variable Trust Growth Fund, Wells Fargo Variable Trust International Equity Fund, Wells Fargo Variable Trust Large Company Growth Fund, Wells Fargo Variable Trust Money Market Fund, Wells Fargo Variable Trust Small Cap Growth Fund, and the Wells Fargo Variable Trust Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 22, 2004

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Variable Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                 Wells Fargo Variable Trust


                                                 By:      /s/ Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President



                                                 By:      /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date:  November 22, 2004

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                 Wells Fargo Variable Trust



                                                 By:      /s/ Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President



                                                 By:      /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date:  November 22, 2004